UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Equity Asset Allocation Fund as of January 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2006, the Fund owned approximately 10.0% of Tax-Managed Value Portfolio’s outstanding interests, approximately 0.6% of Tax-Managed Growth Portfolio’s outstanding interests, approximately 50.9% of Tax-Managed International Equity Portfolio’s outstanding interests, approximately 42.3% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests, approximately 57.9% of Tax-Managed Multi-Cap Opportunity Portfolio’s outstanding interests, approximately 67.4% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests and approximately 21.0% of Tax-Managed Small-Cap Growth Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2006 is set forth below.

Investment	Value	% of Fund’s Net Assets
Tax-Managed Growth Portfolio (identified cost, $94,217,829)	$109,234,454	21.2%
Tax-Managed Value Portfolio (identified cost, $75,626,761)	$104,152,878	20.2%
Tax-Managed Multi-Cap Opportunity Portfolio (identified cost, $72,437,780)	$89,179,986	17.3%
Tax-Managed International Equity Portfolio (identified cost, $62,759,605)	$92,672,458	18.0%
Tax-Managed Mid-Cap Core Portfolio (identified cost, $47,212,233)	$60,662,198	11.8%
Tax-Managed Small-Cap Growth Portfolio (identified cost, $28,527,461)	$35,382,369	6.9%
Tax-Managed Small-Cap Value Portfolio (identified cost, $14,094,239)	$23,431,665	4.6%
Total Investments—100.0% (identified cost, $394,875,908)	$514,716,008	100.0%
Other Assets, Less Liabilities—(0.0%)	$(73,224)	(0.0)%
Net Assets—100%	$514,642,784	100.0%

A copy of each Portfolios’ Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Diversified Income Fund as of January 31, 2006 (Unaudited)

Eaton Vance Diversified Income Fund, a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2006, the Fund owned approximately 4.4% of Boston Income Portfolio’s outstanding interests, approximately 1.1% of Floating Rate Portfolio’s outstanding interests, and approximately 9.1% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2006 is set forth below.

Investment	Value	% of Net Assets
Boston Income Portfolio (identified cost, $75,092,786)	$74,848,020	33.5%
Floating Rate Portfolio (identified cost, $74,872,511)	$74,872,478	33.5%
Government Obligations Portfolio (identified cost, $74,781,716)	$74,697,108	33.5%
Total Investments — 100.5% (identified cost, $224,747,013)	$224,417,606	100.5%
Other Assets, Less Liabilities — (0.5%)	$(1,210,741)	(0.5)%
Net Assets — 100%	$223,206,865	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Equity Research Fund                                                                                              as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.9%

Security	Shares	Value
Aerospace & Defense — 2.9%
General Dynamics Corp.	131	$15,243
Lockheed Martin Corp.	205	13,868
Northrop Grumman Corp.	187	11,618
United Technologies Corp.	335	19,554
		$60,283
Air Freight & Logistics — 0.7%
FedEx Corp.	143	$14,464
Auto Components — 0.5%
Borg-Warner, Inc.	176	$9,703
Banks — 5.4%
Almancora SCA	45	5,291
Anglo Irish Bank Corp. plc	600	9,473
Banco Bilbao Vizcaya Argentaria SA, ADR	250	5,060
Bank of America Corp.	390	17,250
Bank of Nova Scotia (The)	275	10,808
BNP Paribas S.A.	60	5,345
HBOS plc	275	4,833
KBC Group N.V.	107	10,739
Marshall and Ilsley Corp.	205	8,598
National City Corp.	135	4,614
Standard Chartered plc	205	5,086
SunTrust Banks, Inc.	105	7,502
Wells Fargo & Co.	222	13,844
Western Alliance Bancorp. (1)	7	221
		$108,664
Beverages — 1.5%
Anheuser-Busch Cos., Inc.	235	9,738
PepsiCo, Inc.	365	20,871
		$30,609
Biotechnology — 2.3%
Abgenix, Inc. (1)	238	5,253
Amgen, Inc. (1)	276	20,118
CV Therapeutics, Inc. (1)	238	5,857
Genzyme Corp. (1)	155	10,996
MedImmune Inc. (1)	131	4,470
		$46,694
Chemicals — 1.4%
Ecolab Inc.	410	14,682
Monsanto Co.	170	14,384
		$29,066

1

Commercial Services & Supplies — 0.2%
PHH Corp. (1)	15	$432
Resources Connection, Inc. (1)	135	3,671
		$4,103
Communications Equipment — 2.2%
Cisco Systems, Inc. (1)	590	10,956
Corning, Inc. (1)	792	19,285
Qualcomm, Inc.	320	15,347
		$45,588
Computers & Business Equipment — 2.0%
Apple Computer, Inc. (1)	135	10,194
Dell, Inc. (1)	182	5,334
International Business Machines Corp.	155	12,601
Sun Microsystems, Inc. (1)	2,770	12,465
		$40,594
Consumer Finance — 1.5%
Capital One Financial Corp.	50	4,165
Student Loan Corp.	119	26,061
		$30,226
Containers & Packaging — 0.2%
Smurfit-Stone Container Corp. (1)	350	$4,477
Electrical Equipment — 1.2%
Emerson Electric Co.	305	23,622
GrafTech International, Ltd. (1)	254	1,897
		$25,519
Electronics - Semiconductors — 5.9%
Altera Corp. (1)	485	9,365
Analog Devices, Inc.	363	14,436
ASML Holding N.V. (1)	690	15,587
Broadcom Corp., Class A (1)	70	4,774
Intel Corp.	880	18,718
Linear Technology Corp.	250	9,302
Marvell Technology Group, Ltd. (1)	142	9,716
Maxim Integrated Products, Inc.	257	10,547
Microchip Technology, Inc.	260	9,753
Silicon Laboratories, Inc. (1)	142	6,991
Texas Instruments Inc.	269	7,863
Varian Semiconductor Equipment Associates, Inc. (1)	95	4,705
		$121,757
Energy Equipment & Services — 4.5%
Halliburton Co.	433	34,445
Hanover Compressor Co. (1)	5	83

2

Nabors Industries Ltd. (1)	300	$24,375
Transocean Inc. (1)	418	33,921
		$92,824
Financial Services - Diversified — 1.5%
Citigroup, Inc.	686	$31,954
Food Products — 1.4%
Nestle SA, ADR	401	$29,345
Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	196	7,223
Immucor, Inc. (1)	25	751
Medtronic, Inc.	199	11,238
Thoratec Corp. (1)	202	5,111
Zimmer Holdings, Inc. (1)	128	8,826
		$33,149
Health Care Services — 4.2%
Aetna, Inc.	185	17,908
AmerisourceBergen Corp.	204	8,903
Caremark Rx, Inc. (1)	457	22,530
Coventry Health Care, Inc. (1)	153	9,114
Emdeon Corp. (1)	321	2,998
UnitedHealth Group, Inc.	141	8,378
WellPoint, Inc. (1)	220	16,896
		$86,727
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	232	12,008
Harrah’s Entertainment, Inc.	65	4,784
Starwood Hotels & Resorts Worldwide, Inc.	70	4,257
		$21,049
Household Products — 2.2%
Colgate-Palmolive Co.	160	8,782
Procter & Gamble Co.	602	35,656
		$44,438
Industrial Conglomerates — 2.0%
General Electric Co.	1,291	$42,280
Insurance — 5.0%
ACE Ltd.	118	6,460
American International Group, Inc.	535	35,021
AXIS Capital Holdings Ltd.	570	17,043
First American Corp., (The)	195	9,130
PartnerRe Ltd.	255	15,754
RenaissanceRe Holdings Ltd.	280	12,687

3

Stewart Information Services Corp.	95	$5,078
XL Capital Ltd., Class A	36	2,436
		$103,609
Internet Software & Services — 0.6%
Google Inc., Class A (1)	28	$12,131
Investment Services — 3.9%
Affiliated Managers Group, Inc. (1)	111	10,301
Goldman Sachs Group, Inc.	124	17,515
Legg Mason, Inc.	96	12,451
Lehman Brothers Holdings Inc.	99	13,904
Merrill Lynch & Co., Inc.	337	25,299
		$79,470
IT Consulting & Services — 1.7%
CheckFree Corp. (1)	145	7,514
Euronet Worldwide, Inc. (1)	140	4,518
MoneyGram International, Inc.	410	10,890
Paychex, Inc.	240	8,724
SRA International, Inc. (1)	125	3,970
		$35,616
Machinery — 1.6%
Danaher Corp.	272	15,406
Deere & Co.	239	17,151
		$32,557
Media — 2.5%
CBS Corp., Class B	97	2,535
Getty Images, Inc. (1)	100	8,165
McGraw-Hill Companies, Inc., (The)	354	18,068
Omnicom Group, Inc.	67	5,480
Time Warner Inc.	725	12,709
Viacom, Inc., Class B (1)	97	4,024
		$50,981
Metals & Mining — 2.3%
Alcan Inc.	95	4,635
Companhia Vale do Rio Doce, ADR	258	13,228
Goldcorp Inc.	390	10,670
Inco Ltd. (1)	134	6,872
Novelis Inc.	19	364
Teck Cominco Ltd., Class B	184	11,824
		$47,593
Oil & Gas — 5.6%
Parallel Petroleum Corp. (1)	1,270	26,835
Suncor Energy Inc.	430	34,452

4

Valero Energy Corp.	160	$9,989
Western Refining, Inc. (1)	983	18,431
Williams Cos., Inc. (The)	1,095	26,105
		$115,812
Paper & Forest Products — 0.2%
Weyerhaeuser Co.	65	$4,534
Pharmaceuticals — 4.0%
Johnson & Johnson Co.	322	18,528
King Pharmaceuticals, Inc. (1)	232	4,350
Lilly (Eli) & Co.	82	4,643
Penwest Pharmaceuticals Co. (1)	250	5,157
Pfizer, Inc.	1,065	27,349
Sepracor, Inc. (1)	125	7,114
Wyeth	329	15,216
		$82,357
Real Estate — 0.6%
Boston Properties, Inc.	60	4,696
Simon Property Group, Inc.	101	8,367
		$13,063
Retail - Food & Staples — 2.2%
Walgreen Co.	390	16,879
Wal-Mart Stores, Inc.	634	29,234
		$46,113
Retail - Multiline — 1.4%
Federated Department Stores, Inc.	195	12,993
J.C. Penney Co., Inc.	155	8,649
Target Corp.	139	7,610
		$29,252
Retail - Specialty — 1.7%
Bed Bath & Beyond Inc. (1)	185	6,921
Best Buy Co., Inc.	165	8,359
GameStop Corp. (1)	120	4,837
Home Depot, Inc.	347	14,071
		$34,188
Software Services — 2.3%
Magma Design Automation, Inc. (1)	320	3,235
Microsoft Corp.	1,097	30,881
Oracle Corp. (1)	1,139	14,317
		$48,433
Telecommunication Services - Diversified — 0.8%
Verizon Communications Inc.	535	$16,938

5

Telecommunication Services - Wireless — 1.1%
Alltel Corp.	390	$23,412
Textiles, Apparel & Luxury Goods — 0.4%
Nike Inc., Class B	95	$7,690
Thrifts & Mortgage Finance — 1.6%
Countrywide Financial Corp.	630	21,067
Doral Financial Corp.	142	1,543
IndyMac Bancorp, Inc.	110	4,495
Northern Rock plc	255	4,722
R & G Financial Corp., Class B	116	1,507
		$33,334
Tobacco — 1.3%
Altria Group, Inc.	377	$27,272
Utilities - Electric — 1.5%
Exelon Corp.	210	12,058
TXU Corp.	358	18,129
		$30,187
Utilities - Multi-Utilities — 1.3%
NorthWestern Corp.	850	$26,639
Total Common Stocks (identified cost $1,541,601)		$1,854,694
Total Investments — 89.9% (identified cost $1,541,601)		$1,854,694
Other Assets, Less Liabilities — 10.1%		$209,353
Net Assets — 100.0%		$2,064,047

(1)		Non-income producing security.
ADR	—	American Depository Receipt

The Fund did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,541,601
Gross unrealized appreciation	$347,180
Gross unrealized depreciation	(34,087)
Net unrealized appreciation	$313,093

The net unrealized appreciation on foreign currency at January 31, 2006 on a federal tax basis was $1.

6

Eaton Vance Floating-Rate Fund as of January 31, 2006 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2006, the value of the Fund’s investment in the Portfolio was $4,538,720,313 and the Fund owned approximately 67.8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Floating-Rate & High Income Fund as of January 31, 2006 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In doing so, the Fund invests at least 80% of its total assets in Floating Rate Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2006, the Fund owned approximately 25.0% of Floating Rate Portfolio’s outstanding interests and approximately 22.2% of High Income Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2006 is set forth below followed by the Schedule of Investments of Floating Rate Portfolio.

Investment	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $1,665,713,336)	$1,673,146,444	87.9%
High Income Portfolio (identified cost, $242,688,162)	$244,553,025	12.8%
Total Investments — 100.7% (identified cost, $1,908,401,498)	$1,917,699,469	100.7%
Other Assets, Less Liabilities	$(13,950,565)	(0.7)%
Net Assets — 100%	$1,903,748,904	100.0%

A copy of the Form N-Q (containing a Schedule of Investments) for High Income Portfolio at January 31, 2006 is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Floating Rate Portfolio                                                                                                                     as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 96.9% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
	Alliant Techsystems, Inc.
$4,079,250	Term Loan, 5.78%, Maturing March 31, 2009	$4,099,646
	CACI International, Inc.
9,265,000	Term Loan, 5.79%, Maturing May 3, 2011	9,361,513
	Delta Air Lines, Inc.
8,800,000	Term Loan, 11.01%, Maturing March 16, 2008	9,152,915
	Dresser Rand Group, Inc.
787,623	Term Loan, 4.71%, Maturing October 29, 2011	EUR 961,193
6,782,735	Term Loan, 6.39%, Maturing October 29, 2011	6,903,555
	Hexcel Corp.
10,960,222	Term Loan, 6.30%, Maturing March 1, 2012	11,078,954
	IAP Worldwide Services, Inc.
7,900,000	Term Loan, 7.63%, Maturing December 30, 2012	7,993,812
	K&F Industries, Inc.
9,882,538	Term Loan, 6.87%, Maturing November 18, 2012	10,006,070
	Mid-Western Aircraft Systems, Inc.
6,348,100	Term Loan, 6.85%, Maturing December 31, 2011	6,441,341
	Standard Aero Holdings, Inc.
8,844,112	Term Loan, 6.89%, Maturing August 24, 2012	8,794,364
	Transdigm, Inc.
16,590,016	Term Loan, 6.58%, Maturing July 22, 2010	16,820,717
	Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 6.89%, Maturing December 22, 2010	4,050,000
7,602,765	Term Loan, 7.07%, Maturing December 22, 2011	7,684,494
	Wam Aquisition, S.A.
4,714,710	Term Loan, 7.28%, Maturing April 8, 2013	4,761,503
4,714,710	Term Loan, 7.78%, Maturing April 8, 2014	4,781,305
	Wyle Laboratories, Inc.
4,481,138	Term Loan, 7.02%, Maturing January 28, 2011	4,552,558
		$117,443,940
Air Transport — 0.3%
	United Airlines, Inc.
6,300,000	DIP Loan, 0.00%, Maturing March 31, 2006 (2)	6,319,687
16,055,570	Term Loan, 8.62%, Maturing December 31, 2006	16,186,022
		$22,505,709
Automotive — 4.0%
	AA Acquisitions Co., Ltd.
1,500,000	Term Loan, 7.35%, Maturing June 25, 2012	GBP 2,689,769
1,500,000	Term Loan, 7.85%, Maturing June 25, 2013	GBP 2,698,956
	Accuride Corp.
14,101,019	Term Loan, 6.55%, Maturing January 31, 2012	14,289,620

	Affina Group, Inc.
$5,395,056	Term Loan, 7.67%, Maturing November 30, 2011	$5,365,384
	Collins & Aikman Products Co.
4,723,070	Term Loan, 11.00%, Maturing August 31, 2011	4,572,942
	CSA Acquisition Corp.
4,686,830	Term Loan, 6.56%, Maturing December 23, 2011	4,706,749
3,980,460	Term Loan, 6.56%, Maturing December 23, 2011	3,997,377
	Dayco Products, LLC
12,540,509	Term Loan, 7.30%, Maturing June 23, 2011	12,689,427
	Dura Operating Corp.
2,500,000	Revolving Loan, 1.12%, Maturing May 3, 2011 (2)	2,462,500
3,718,000	Term Loan, 7.94%, Maturing May 3, 2011	3,727,295
	Exide Technologies, Inc.
2,887,996	Term Loan, 9.38%, Maturing May 5, 2010	2,907,851
3,748,652	Term Loan, 9.39%, Maturing May 5, 2010	3,774,424
	Federal-Mogul Corp.
4,995,670	Revolving Loan, 6.09%, Maturing December 9, 2006 (2)	4,663,149
9,650,000	DIP Loan, 6.56%, Maturing December 9, 2006	9,698,250
4,108,827	Term Loan, 6.81%, Maturing December 9, 2006	3,830,200
6,000,000	Term Loan, 7.06%, Maturing December 9, 2006	5,623,129
12,795,732	Revolving Loan, 7.91%, Maturing December 9, 2006 (2)	12,835,719
5,137,364	Term Loan, 8.31%, Maturing December 9, 2006	5,150,207
	Goodyear Tire & Rubber Co.
13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	12,929,579
5,890,000	Term Loan, 5.94%, Maturing April 30, 2010	5,946,797
19,720,000	Term Loan, 7.06%, Maturing April 30, 2010	19,943,901
1,000,000	Term Loan, 7.81%, Maturing March 1, 2011	1,004,500
	HLI Operating Co., Inc.
7,830,181	Term Loan, 7.65%, Maturing June 3, 2009	7,827,385
	Insurance Auto Auctions, Inc.
2,464,236	Term Loan, 7.14%, Maturing May 19, 2012	2,495,039
	Key Automotive Group
5,067,317	Term Loan, 7.39%, Maturing June 29, 2010	5,067,317
	Keystone Automotive Operations, Inc.
11,277,184	Term Loan, 6.78%, Maturing October 30, 2009	11,333,570
	Plastech Engineered Products, Inc.
2,404,099	Term Loan, 9.28%, Maturing March 31, 2010	2,244,227
	R.J. Tower Corp.
1,000,000	DIP Revolving Loan, 7.25%, Maturing February 2, 2007	1,021,429
6,120,000	DIP Revolving Loan, 7.66%, Maturing February 2, 2007 (2)	6,104,700
	Speedy 1, Ltd.
1,978,627	Term Loan, 4.87%, Maturing August 31, 2013	EUR 2,433,281
1,978,627	Term Loan, 5.37%, Maturing August 31, 2014	EUR 2,445,294
	Tenneco Automotive, Inc.
11,860,733	Term Loan, 6.63%, Maturing December 12, 2009	12,056,435
4,505,755	Term Loan, 6.64%, Maturing December 12, 2010	4,580,100

	The Goodyear Dunlop Tires
$1,000,000	Term Loan, 4.52%, Maturing April 30, 2010	EUR 1,221,282
	TI Automotive, Ltd.
7,547,855	Term Loan, 7.94%, Maturing June 30, 2011	7,444,072
	Trimas Corp.
7,549,955	Term Loan, 8.38%, Maturing December 31, 2009	7,616,017
	TRW Automotive, Inc.
13,959,000	Term Loan, 6.00%, Maturing October 31, 2010	14,018,326
21,051,781	Term Loan, 6.25%, Maturing June 30, 2012	21,088,327
	United Components, Inc.
7,108,157	Term Loan, 6.81%, Maturing June 30, 2010	7,219,222
	Visteon Corp.
3,600,000	Term Loan, 9.18%, Maturing June 20, 2007	3,635,550
		$265,359,298
Beverage and Tobacco — 1.3%
	Alliance One International, Inc.
5,508,375	Term Loan, 8.03%, Maturing May 13, 2010	5,529,031
	Constellation Brands, Inc.
30,902,710	Term Loan, 5.90%, Maturing November 30, 2011	31,302,529
	Culligan International Co.
7,573,500	Term Loan, 6.97%, Maturing September 30, 2011	7,679,211
	National Dairy Holdings, L.P.
10,401,450	Term Loan, 6.57%, Maturing March 15, 2012	10,459,958
	National Distribution Company
5,380,000	Term Loan, 11.06%, Maturing June 22, 2010	5,393,450
	Southern Wine & Spirits of America, Inc.
23,391,454	Term Loan, 6.03%, Maturing June 1, 2012	23,621,720
	Sunny Delight Beverages Co.
1,811,640	Term Loan, 8.46%, Maturing August 20, 2010	1,798,052
		$85,783,951
Building and Development — 8.4%
	401 North Wabash Venture, LLC
9,498,461	Term Loan, 0.00%, Maturing May 7, 2008 (2)	9,593,445
	AP-Newkirk Holdings, LLC
14,050,000	Term Loan, 6.99%, Maturing December 21, 2007	14,172,937
	Biomed Realty, L.P.
21,175,000	Term Loan, 6.64%, Maturing May 31, 2010	21,227,937
	DMB / CH II LLC
2,772,000	Term Loan, 7.06%, Maturing September 9, 2009	2,778,930
	Empire Hawkeye Partners, L.P.
12,000,000	Term Loan, 4.28%, Maturing December 1, 2009 (2)	12,015,000
	Epco / Fantome, LLC
10,750,000	Term Loan, 7.57%, Maturing November 23, 2010	10,763,437

	Formica Corp.
$1,320,251	Term Loan, 9.50%, Maturing June 10, 2010	$1,326,852
1,065,349	Term Loan, 9.50%, Maturing June 10, 2010	1,070,676
2,581,603	Term Loan, 9.51%, Maturing June 10, 2010	2,594,511
3,695,845	Term Loan, 9.51%, Maturing June 10, 2010	3,714,324
	FT-FIN Acquisition, LLC
7,085,337	Term Loan, 8.94%, Maturing November 17, 2007	7,103,051
	Gables GP, Inc.
11,904,579	Term Loan, 6.16%, Maturing September 30, 2006	11,981,459
	General Growth Properties, Inc.
4,753,129	Term Loan, 6.22%, Maturing November 12, 2007	4,761,546
53,710,950	Term Loan, 6.57%, Maturing November 12, 2008	53,870,954
	Hearthstone Housing Partners II, LLC
30,000,000	Revolving Loan, 3.33%, Maturing December 1, 2007 (2)	29,925,000
	Hovstone Holdings, LLC
8,520,000	Term Loan, 6.78%, Maturing February 28, 2009	8,541,300
	Kyle Acquisition Group, LLC
86,795	Term Loan, 6.50%, Maturing July 20, 2008	87,392
3,268,843	Term Loan, 6.50%, Maturing July 20, 2010	3,291,316
	Landsource Communities, LLC
18,000,000	Term Loan, 7.00%, Maturing March 31, 2010	18,191,250
	LNR Property Corp.
31,711,829	Term Loan, 7.28%, Maturing February 3, 2008	31,984,361
	LNR Property Holdings
5,650,000	Term Loan, 8.77%, Maturing March 3, 2008	5,706,500
	MAAX Corp.
6,670,586	Term Loan, 7.51%, Maturing June 4, 2011	6,470,468
	Mueller Group, Inc.
17,580,938	Term Loan, 6.75%, Maturing October 3, 2012	17,811,687
	NCI Building Systems, Inc.
8,992,826	Term Loan, 5.85%, Maturing June 18, 2010	9,051,846
	Newkirk Master, L.P.
23,489,981	Term Loan, 6.14%, Maturing August 11, 2008	23,695,519
	Nortek, Inc.
21,270,738	Term Loan, 6.95%, Maturing August 27, 2011	21,463,515
	Panolam Industries Holdings, Inc.
4,513,688	Term Loan, 7.28%, Maturing September 30, 2012	4,581,393
	Ply Gem Industries, Inc.
3,345,832	Term Loan, 6.64%, Maturing February 12, 2011	3,370,926
7,523,402	Term Loan, 7.19%, Maturing February 12, 2011	7,579,827
1,300,408	Term Loan, 7.19%, Maturing February 12, 2011	1,310,161
	Shea Capital I, LLC
2,600,000	Term Loan, 6.26%, Maturing October 27, 2011	2,606,500
	Shea Mountain House, LLC
3,000,000	Term Loan, 6.34%, Maturing May 11, 2010	3,023,439

	South Edge, LLC
$4,261,607	Term Loan, 6.38%, Maturing October 31, 2007	$4,281,138
10,794,643	Term Loan, 6.57%, Maturing October 31, 2009	10,871,101
	St. Marys Cement, Inc.
16,097,343	Term Loan, 6.53%, Maturing December 4, 2010	16,338,803
	Stile Acquisition Corp.
19,805,046	Term Loan, 6.63%, Maturing April 6, 2013	19,344,995
	Stile U.S. Acquisition Corp.
19,835,404	Term Loan, 6.63%, Maturing April 6, 2013	19,374,647
	Sugarloaf Mills, L.P.
12,000,000	Term Loan, 6.26%, Maturing April 7, 2007	12,060,000
5,975,000	Term Loan, 7.42%, Maturing April 7, 2007	5,975,000
	Sunstone Hotel Partnership, LLC
10,000,000	Revolving Loan, 0.00%, Maturing October 26, 2007 (2)	9,900,000
3,710,247	Term Loan, 6.81%, Maturing October 26, 2008	3,710,247
	TE / Tousa Senior, LLC
3,000,000	Revolving Loan, 4.57%, Maturing July 29, 2008 (2)	2,996,250
7,350,000	Term Loan, 7.19%, Maturing July 29, 2008	7,414,312
	The Woodlands Community Property Co.
9,888,000	Term Loan, 6.78%, Maturing November 30, 2007	9,962,160
4,090,000	Term Loan, 8.78%, Maturing November 30, 2007	4,151,350
	Tousa/Kolter, LLC
12,620,000	Term Loan, 5.88%, Maturing January 7, 2008 (2)	12,683,100
	Tru 2005 Re Holding Co.
29,325,000	Term Loan, 7.39%, Maturing December 9, 2008	29,208,932
	Trustreet Properties, Inc.
10,050,000	Term Loan, 6.39%, Maturing April 8, 2010	10,150,500
	WCI Communities, Inc.
28,625,000	Term Loan, 6.37%, Maturing December 23, 2010	28,696,562
		$562,786,556
Business Equipment and Services — 3.9%
	Acco Brands Corp.
5,369,537	Term Loan, 6.25%, Maturing August 17, 2012	5,440,684
	Affinion Group, Inc.
15,725,581	Term Loan, 7.10%, Maturing October 17, 2012	15,646,953
	Allied Security Holdings, LLC
7,822,024	Term Loan, 8.28%, Maturing June 30, 2010	7,919,799
	Baker & Taylor, Inc.
10,800,000	Revolving Loan, 5.38%, Maturing May 6, 2011 (2)	10,746,000
4,650,000	Term Loan, 11.00%, Maturing May 6, 2011	4,708,125
	Buhrmann US, Inc.
997,468	Term Loan, 4.22%, Maturing December 23, 2010	EUR 1,217,282
10,861,098	Term Loan, 6.20%, Maturing December 31, 2010	11,028,543

	DynCorp International, LLC
$8,073,988	Term Loan, 7.13%, Maturing February 11, 2011	$8,158,094
	Global Imaging Systems, Inc.
8,543,015	Term Loan, 5.99%, Maturing May 10, 2010	8,607,087
	Info USA, Inc.
4,188,244	Term Loan, 9.00%, Maturing March 25, 2009	4,198,714
1,542,250	Term Loan, 9.25%, Maturing June 4, 2010	1,546,106
	Iron Mountain, Inc.
19,866,490	Term Loan, 6.19%, Maturing April 2, 2011	20,049,639
25,245,000	Term Loan, 6.22%, Maturing April 2, 2011	25,450,116
	Language Line, Inc.
11,841,767	Term Loan, 8.88%, Maturing June 11, 2011	11,923,179
	Mitchell International, Inc.
5,130,261	Term Loan, 6.53%, Maturing August 15, 2011	5,207,215
	Protection One, Inc.
7,164,308	Term Loan, 7.44%, Maturing April 18, 2011	7,240,428
	Sungard Data Systems, Inc.
88,898,275	Term Loan, 6.81%, Maturing February 11, 2013	89,916,871
	Transaction Network Services, Inc.
5,448,918	Term Loan, 6.48%, Maturing May 4, 2012	5,462,540
	US Investigations Services, Inc.
5,087,250	Term Loan, 7.00%, Maturing October 14, 2012	5,122,225
3,900,000	Term Loan, 7.04%, Maturing October 14, 2013	3,926,812
	Western Inventory Services
1,502,891	Term Loan, 7.51%, Maturing March 31, 2011	1,516,041
1,713,295	Term Loan, 7.52%, Maturing March 31, 2011	1,728,287
1,000,000	Term Loan, 11.28%, Maturing October 14, 2011	1,007,500
	Williams Scotsman, Inc.
5,250,000	Term Loan, 6.91%, Maturing June 28, 2010	5,321,096
		$263,089,336
Cable and Satellite Television — 4.3%
	Adelphia Communications Corp.
21,356,806	DIP Loan, 6.31%, Maturing March 31, 2006	21,463,590
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 7.20%, Maturing September 1, 2011	10,125,538
	Bragg Communications, Inc.
7,627,707	Term Loan, 6.46%, Maturing August 31, 2011	7,708,752
	Bresnan Communications, LLC
3,312,528	Term Loan, 8.05%, Maturing March 31, 2010	3,349,794
3,000,000	Term Loan, 8.00%, Maturing September 30, 2010	3,043,125
	Canadian Cable Acquisition
2,288,500	Term Loan, 9.50%, Maturing July 27, 2011	2,319,967
6,584,725	Term Loan, 7.53%, Maturing July 30, 2011	6,679,380

	Cebridge Connections, Inc.
$5,207,250	Term Loan, 7.49%, Maturing February 23, 2009	$5,239,795
997,462	Term Loan, 10.43%, Maturing February 23, 2010	1,034,867
	Charter Communications Operating, LLC
11,985,100	Term Loan, 7.67%, Maturing April 27, 2010	12,048,992
60,349,733	Term Loan, 7.92%, Maturing April 27, 2011	60,840,075
	Eno (Altice One)
3,100,000	Term Loan, 4.88%, Maturing December 31, 2013	EUR 3,801,973
3,100,000	Term Loan, 5.38%, Maturing December 31, 2014	EUR 3,818,442
	Iesy Hessen GmbH and Co., KG
8,900,000	Term Loan, 5.21%, Maturing February 14, 2013	EUR 10,871,173
4,600,000	Term Loan, 5.71%, Maturing February 14, 2014	EUR 5,636,052
	Insight Midwest Holdings, LLC
23,926,774	Term Loan, 6.56%, Maturing December 31, 2009	24,285,675
	Kabel Deutschland GmbH
4,555,169	Term Loan, 4.63%, Maturing March 29, 2011	EUR 5,546,957
	MCC Iowa, LLC
2,332,000	Term Loan, 5.94%, Maturing March 31, 2010	2,332,625
9,848,094	Term Loan, 6.45%, Maturing February 3, 2014	9,991,965
	Mediacom Illinois, LLC
2,000,000	Term Loan, 6.00%, Maturing September 30, 2012	2,001,428
16,285,500	Term Loan, 6.64%, Maturing March 31, 2013	16,531,053
	NTL, Inc.
11,300,000	Term Loan, 7.44%, Maturing April 13, 2012	11,363,563
	PKS Media (Netherlands) B.V.
3,000,000	Term Loan, 5.14%, Maturing October 5, 2013	EUR 3,684,214
3,000,000	Term Loan, 5.64%, Maturing October 5, 2014	EUR 3,700,939
	San Juan Cable, LLC
1,000,000	Term Loan, 6.44%, Maturing October 31, 2012	1,009,063
	UGS Corp.
25,915,836	Term Loan, 6.55%, Maturing March 31, 2012	26,272,179
	UPC Broadband Holdings B.V.
1,000,000	Term Loan, 5.14%, Maturing April 1, 2010	EUR 1,211,454
7,000,000	Term Loan, 5.24%, Maturing September 30, 2012	EUR 8,487,350
13,090,000	Term Loan, 7.28%, Maturing September 30, 2012	13,250,117
		$287,650,097
Chemicals and Plastics — 5.4%
	Basell Af S.A.R.L.
961,538	Term Loan, 5.00%, Maturing August 1, 2013	EUR 1,179,993
538,462	Term Loan, 5.02%, Maturing August 1, 2013	EUR 660,850
833,333	Term Loan, 6.91%, Maturing August 1, 2013	847,136
166,667	Term Loan, 6.91%, Maturing August 1, 2013	169,182
961,538	Term Loan, 5.51%, Maturing August 1, 2014	EUR 1,184,973
538,462	Term Loan, 5.53%, Maturing August 1, 2014	EUR 663,640
833,333	Term Loan, 7.67%, Maturing August 1, 2014	847,136
166,667	Term Loan, 7.67%, Maturing August 1, 2014	169,301

	Brenntag Holding GmbH and Co. KG
$5,294,118	Term Loan, 5.10%, Maturing December 23, 2013	EUR 6,505,122
1,963,636	Term Loan, 6.92%, Maturing December 23, 2013	1,995,545
8,036,364	Term Loan, 6.92%, Maturing December 23, 2013	8,164,945
1,242,193	Term Loan, 5.35%, Maturing December 23, 2014	EUR 1,533,440
963,689	Term Loan, 5.35%, Maturing December 23, 2014	EUR 1,205,558
	Celanese Holdings, LLC
25,196,938	Term Loan, 6.53%, Maturing April 6, 2011 (2)	25,496,151
7,250,000	Term Loan, 4.40%, Maturing June 4, 2011	7,345,156
	CII Carbon, LLC
3,631,750	Term Loan, 6.56%, Maturing August 23, 2012	3,677,147
	Gentek, Inc.
5,183,664	Term Loan, 7.09%, Maturing February 25, 2011	5,233,557
	Hercules, Inc.
8,479,685	Term Loan, 6.31%, Maturing October 8, 2010	8,590,981
	Hexion Specialty Chemicals, Inc.
3,437,726	Term Loan, 4.29%, Maturing May 31, 2012	3,492,517
9,349,282	Term Loan, 7.06%, Maturing May 31, 2012	9,498,291
6,770,170	Term Loan, 7.13%, Maturing May 31, 2012	6,878,073
	Huntsman, LLC
3,812,000	Term Loan, 4.39%, Maturing August 16, 2012	EUR 4,652,056
39,663,006	Term Loan, 6.23%, Maturing August 16, 2012	39,923,314
	Innophos, Inc.
13,171,894	Term Loan, 6.80%, Maturing August 13, 2010 (2)	13,358,501
	Invista B.V.
3,800,000	Term Loan, 6.13%, Maturing April 30, 2010	3,819,000
10,897,094	Term Loan, 6.38%, Maturing April 29, 2011	11,028,763
6,425,613	Term Loan, 6.38%, Maturing April 29, 2011	6,503,253
	ISP Chemco, Inc.
12,453,187	Term Loan, 6.47%, Maturing March 27, 2011	12,608,852
	Kraton Polymer
10,678,370	Term Loan, 7.02%, Maturing December 23, 2010	10,838,546
	Mosaic Co.
12,004,288	Term Loan, 6.18%, Maturing February 21, 2012	12,134,834
	Nalco Co.
797,971	Term Loan, 6.94%, Maturing November 4, 2009	806,117
33,306,320	Term Loan, 6.56%, Maturing November 4, 2010	33,770,543
	PQ Corp.
8,431,288	Term Loan, 6.56%, Maturing February 11, 2012	8,541,948
	Professional Paint, Inc.
3,174,684	Term Loan, 7.29%, Maturing September 30, 2011	3,198,494
	Rockwood Specialties Group, Inc.
3,194,404	Term Loan, 4.79%, Maturing July 30, 2011	EUR 3,880,783
25,665,750	Term Loan, 6.67%, Maturing December 10, 2012	26,008,619

	Sigmakalon (BC) Holdco B.V.
$181,464	Term Loan, 5.24%, Maturing September 9, 2013	EUR 220,337
2,940,897	Term Loan, 5.24%, Maturing September 9, 2013	EUR 3,570,884
5,377,639	Term Loan, 5.24%, Maturing September 9, 2013	EUR 6,529,617
183,030	Term Loan, 5.74%, Maturing September 9, 2014	GBP 326,122
1,808,047	Term Loan, 5.74%, Maturing September 9, 2014	EUR 2,206,033
483,547	Term Loan, 5.74%, Maturing September 9, 2014	EUR 588,639
442,703	Term Loan, 5.74%, Maturing September 9, 2014	EUR 540,150
5,490,288	Term Loan, 5.74%, Maturing September 9, 2014	EUR 6,698,804
	Solo Cup Co.
19,669,790	Term Loan, 7.03%, Maturing February 27, 2011	19,870,580
	TPG Spring Lux III S.A.R.L.
2,545,551	Term Loan, 5.25%, Maturing June 27, 2013	EUR 3,087,199
2,545,551	Term Loan, 5.75%, Maturing June 27, 2014	EUR 3,102,654
	TPG Spring UK, Ltd.
6,167,890	Term Loan, 5.25%, Maturing June 27, 2013	EUR 7,480,307
6,167,890	Term Loan, 5.75%, Maturing June 27, 2013	EUR 7,517,755
	Wavin Holdings B.V.
1,850,000	Term Loan, 4.65%, Maturing September 9, 2013	EUR 2,265,390
1,850,000	Term Loan, 5.15%, Maturing September 9, 2014	EUR 2,275,740
	Wellman, Inc.
6,250,000	Term Loan, 8.25%, Maturing February 10, 2009	6,343,750
		$359,036,278
Clothing/Textiles — 0.1%
	St. John Knits International, Inc.
4,543,508	Term Loan, 7.06%, Maturing March 23, 2012	4,611,660
	The William Carter Co.
5,461,404	Term Loan, 6.49%, Maturing July 14, 2012	5,525,122
		$10,136,782
Conglomerates — 2.7%
	Amsted Industries, Inc.
9,958,966	Term Loan, 7.10%, Maturing October 15, 2010	10,112,504
	Blount, Inc.
5,615,412	Term Loan, 7.00%, Maturing August 9, 2010	5,673,907
	Bushnell Performance Optics
748,171	Term Loan, 7.53%, Maturing August 19, 2011	755,964
	Euramax International, Inc.
4,722,769	Term Loan, 7.25%, Maturing June 28, 2012	4,707,028
1,062,321	Term Loan, 7.64%, Maturing June 29, 2012	GBP 1,878,676
	Goodman Global Holdings, Inc.
9,372,388	Term Loan, 6.94%, Maturing December 23, 2011	9,518,831
	ISS Holdings A/S
6,510,926	Term Loan, 5.18%, Maturing December 31, 2013	EUR 8,010,808
5,068,562	Term Loan, 7.24%, Maturing December 31, 2013	GBP 9,107,704

	Jarden Corp.
$8,576,019	Term Loan, 6.28%, Maturing January 24, 2012	$8,616,755
21,068,283	Term Loan, 6.53%, Maturing January 24, 2012	21,250,755
	Johnson Diversey, Inc.
2,500,000	Term Loan, 2.00%, Maturing December 16, 2010 (2)	2,513,020
24,601,653	Term Loan, 6.78%, Maturing December 16, 2011	24,853,820
	Platinum 100, Ltd.
2,000,000	Term Loan, 7.37%, Maturing January 15, 2013	GBP 3,577,806
2,000,000	Term Loan, 7.87%, Maturing January 15, 2014	GBP 3,588,438
	Polymer Group, Inc.
3,000,000	Revolving Loan, 2.79%, Maturing November 22, 2010 (2)	2,925,000
17,750,000	Term Loan, 6.77%, Maturing November 22, 2012	17,960,781
	PP Acquisition Corp.
18,538,819	Term Loan, 7.53%, Maturing November 12, 2011	18,453,856
	Rexnord Corp.
15,261,393	Term Loan, 6.49%, Maturing December 31, 2011	15,458,524
	Roper Industries, Inc.
9,640,429	Term Loan, 5.48%, Maturing December 13, 2009	9,676,580
	Walter Industries, Inc.
3,765,563	Term Loan, 6.31%, Maturing October 3, 2012	3,818,518
		$182,459,275
Containers and Glass Products — 4.5%
	Berry Plastics Corp.
28,674,522	Term Loan, 6.45%, Maturing December 2, 2011	29,086,719
	BWAY Corp.
7,103,674	Term Loan, 6.56%, Maturing June 30, 2011	7,208,013
	Consolidated Container Holding
5,540,625	Term Loan, 7.50%, Maturing December 15, 2008	5,592,568
	Crown Americas, Inc.
4,500,000	Term Loan, 4.12%, Maturing November 15, 2012	EUR 5,464,350
3,450,000	Term Loan, 6.00%, Maturing November 15, 2012	3,476,955
	Dr. Pepper/Seven Up Bottling
24,626,684	Term Loan, 6.48%, Maturing December 19, 2010	24,999,163
	Graham Packaging Holdings Co.
32,427,650	Term Loan, 6.84%, Maturing October 7, 2011	32,864,840
1,500,000	Term Loan, 8.81%, Maturing April 7, 2012	1,536,875
	Graphic Packaging International, Inc.
10,500,000	Revolving Loan, 2.09%, Maturing August 8, 2007 (2)	10,198,125
37,397,298	Term Loan, 6.98%, Maturing August 8, 2010	38,016,709
	IPG (US), Inc.
10,418,126	Term Loan, 6.74%, Maturing July 28, 2011	10,574,398
	JSG Acquisitions
17,250,000	Term Loan, 5.14%, Maturing December 31, 2014	EUR 20,936,202
17,250,000	Term Loan, 5.64%, Maturing December 31, 2014	EUR 20,936,202
	Kranson Industries, Inc.
4,087,750	Term Loan, 7.28%, Maturing July 30, 2011	4,143,957

	Owens-Illinois, Inc.
$5,000,000	Revolving Loan, 0.00%, Maturing April 1, 2007 (2)	$4,993,750
3,772,178	Term Loan, 6.18%, Maturing April 1, 2007	3,788,681
6,619,164	Term Loan, 4.14%, Maturing April 1, 2008	EUR 8,090,402
4,073,548	Term Loan, 6.27%, Maturing April 1, 2008	4,098,372
725,064	Term Loan, 6.35%, Maturing April 1, 2008	729,822
	Picnal Acquisition, Inc.
1,708,273	Term Loan, 7.40%, Maturing June 30, 2011	GBP 3,031,949
199,727	Term Loan, 7.40%, Maturing June 30, 2011	GBP 353,875
1,991,413	Term Loan, 7.90%, Maturing June 30, 2012	GBP 3,542,978
265,366	Term Loan, 7.90%, Maturing June 30, 2012	GBP 472,002
	Pregis Corp.
2,693,250	Term Loan, 6.82%, Maturing October 12, 2011	2,715,976
	Smurfit-Stone Container Corp.
3,225,483	Term Loan, 4.29%, Maturing November 1, 2010	3,260,360
25,480,961	Term Loan, 6.71%, Maturing November 1, 2011	25,761,252
10,622,911	Term Loan, 6.73%, Maturing November 1, 2011	10,739,763
4,635,060	Term Loan, 6.81%, Maturing November 1, 2011	4,686,046
	U.S. Can Corp.
7,808,413	Term Loan, 8.31%, Maturing January 15, 2010	7,886,497
		$299,186,801
Cosmetics/Toiletries — 0.4%
	American Safety Razor Co.
4,278,336	Term Loan, 7.15%, Maturing February 28, 2012	4,342,511
	Prestige Brands, Inc.
15,716,793	Term Loan, 5.18%, Maturing April 6, 2011	15,873,961
	Revlon Consumer Products Corp.
6,837,500	Term Loan, 10.23%, Maturing July 9, 2010	7,052,239
		$27,268,711
Drugs — 0.6%
	Warner Chilcott Corp.
767,621	Term Loan, 7.36%, Maturing January 31, 2006	769,156
153,535	Term Loan, 1.38%, Maturing June 30, 2006 (2)	153,842
23,339,797	Term Loan, 7.14%, Maturing January 18, 2012	23,469,263
9,404,838	Term Loan, 7.28%, Maturing January 18, 2012	9,457,007
4,344,674	Term Loan, 7.28%, Maturing January 18, 2012	4,368,774
		$38,218,042

Ecological Services and Equipment — 1.3%
	Alderwoods Group, Inc.
$4,606,142	Term Loan, 6.36%, Maturing September 29, 2009	$4,663,718
	Allied Waste Industries, Inc.
9,204,558	Term Loan, 2.31%, Maturing January 15, 2012	9,290,280
25,431,049	Term Loan, 6.35%, Maturing January 15, 2012	25,657,538
	Envirocare of Utah, LLC
12,096,386	Term Loan, 7.38%, Maturing April 15, 2010	12,257,667
	Environmental Systems, Inc.
6,432,376	Term Loan, 8.07%, Maturing December 12, 2008	6,554,997
1,000,000	Term Loan, 14.52%, Maturing December 12, 2010	1,020,000
	IESI Corp.
9,267,647	Term Loan, 6.56%, Maturing January 20, 2012	9,403,770
	Sensus Metering Systems, Inc.
3,000,000	Revolving Loan, 0.00%, Maturing December 17, 2009 (2)	2,865,000
1,112,222	Term Loan, 6.81%, Maturing December 17, 2010	1,124,387
8,603,328	Term Loan, 6.84%, Maturing December 17, 2010	8,697,431
	Synagro Technologies, Inc.
1,172,857	Term Loan, 6.75%, Maturing June 21, 2012	1,175,789
7,037,143	Term Loan, 6.86%, Maturing June 21, 2012	7,072,329
		$89,782,906
Electronics/Electrical — 2.4%
	AMI Semiconductor, Inc.
7,766,346	Term Loan, 6.06%, Maturing April 1, 2012	7,818,124
	Aspect Software, Inc.
4,350,000	Term Loan, 6.56%, Maturing September 22, 2010	4,390,781
	Avago Technologies Finance PTE
8,750,000	Term Loan, 6.85%, Maturing December 1, 2012	8,781,448
	Communications & Power, Inc.
6,842,205	Term Loan, 6.72%, Maturing July 23, 2010	6,907,774
	Enersys Capital, Inc.
8,373,565	Term Loan, 6.40%, Maturing March 17, 2011	8,473,001
	Fairchild Semiconductor Corp.
17,487,057	Term Loan, 6.31%, Maturing December 31, 2010	17,727,504
	Ganymed 347 VV GmbH
494,190	Term Loan, 4.64%, Maturing April 30, 2013	EUR 603,846
1,005,810	Term Loan, 4.64%, Maturing April 30, 2013	EUR 1,228,988
494,190	Term Loan, 5.64%, Maturing April 30, 2014	EUR 608,347
1,005,810	Term Loan, 5.64%, Maturing April 30, 2014	EUR 1,239,769
	Invensys International Holding
10,666,585	Term Loan, 7.79%, Maturing September 4, 2009	10,799,917
	Panavision, Inc.
3,047,656	Term Loan, 10.76%, Maturing January 12, 2007	3,085,752
	Rayovac Corp.
29,461,073	Term Loan, 6.91%, Maturing February 7, 2012	29,774,097

	Securityco, Inc.
$12,572,587	Term Loan, 9.50%, Maturing June 30, 2010	$12,666,882
	Spectrum Brands, Inc.
10,000,000	Term Loan, 4.77%, Maturing February 7, 2012	EUR 12,178,421
	SSA Global Technologies, Inc.
2,935,250	Term Loan, 6.52%, Maturing September 22, 2011	2,957,264
	SS&C Technologies, Inc.
321,198	Term Loan, 7.03%, Maturing November 23, 2012	324,912
3,778,802	Term Loan, 7.03%, Maturing November 23, 2012	3,822,496
	Telcordia Technologies, Inc.
15,239,838	Term Loan, 6.91%, Maturing September 15, 2012	15,077,914
	Viasystems, Inc.
8,413,759	Term Loan, 8.83%, Maturing September 30, 2009	8,508,414
		$156,975,651
Equipment Leasing — 1.6%
	Ashtead Group, PLC
5,073,750	Term Loan, 6.13%, Maturing November 12, 2009	5,126,076
	Carey International, Inc.
2,985,000	Term Loan, 8.25%, Maturing May 2, 2011	2,910,375
	Maxim Crane Works, L.P.
10,759,572	Term Loan, 7.25%, Maturing January 28, 2010	10,903,030
1,000,000	Term Loan, 9.94%, Maturing January 28, 2012	1,027,917
	The Hertz Corp.
29,500,000	Revolving Loan, 2.14%, Maturing December 21, 2010 (2)	29,490,796
3,369,500	Term Loan, 1.13%, Maturing December 21, 2012 (2)	3,415,598
2,875,000	Term Loan, 4.50%, Maturing December 21, 2012	2,919,105
19,630,500	Term Loan, 6.65%, Maturing December 21, 2012	19,931,652
	United Rentals, Inc.
5,212,716	Term Loan, 4.39%, Maturing February 14, 2011	5,277,875
25,440,018	Term Loan, 6.79%, Maturing February 14, 2011	25,758,018
		$106,760,442
Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
11,248,017	Term Loan, 6.28%, Maturing May 15, 2009	11,290,197
		$11,290,197
Financial Intermediaries — 2.7%
	AIMCO Properties, L.P.
8,875,000	Term Loan, 6.35%, Maturing November 2, 2009	8,999,809
29,843,750	Term Loan, 6.42%, Maturing November 2, 2009	30,300,747
	Ameritrade Holding Corp.
30,300,000	Term Loan, 6.04%, Maturing December 31, 2012	30,493,163
	Blitz F04-506 GmbH
1,500,000	Term Loan, 5.46%, Maturing June 30, 2014	EUR 1,848,203
	Coinstar, Inc.
7,058,949	Term Loan, 6.55%, Maturing July 7, 2011	7,133,950

	Fidelity National Information Solutions, Inc.
$45,742,400	Term Loan, 6.19%, Maturing March 9, 2013	$46,062,597
	Geo Group, Inc.
5,666,761	Term Loan, 6.56%, Maturing September 14, 2011	5,723,428
	LPL Holdings, Inc.
25,925,000	Term Loan, 7.88%, Maturing June 30, 2013	25,838,592
	The Macerich Partnership, L.P.
10,900,000	Revolving Loan, 4.42%, Maturing July 30, 2007 (2)	10,900,000
11,280,000	Term Loan, 5.94%, Maturing April 25, 2010	11,362,254
		$178,662,743
Food Products — 1.8%
	Acosta, Inc.
10,325,000	Term Loan, 6.82%, Maturing December 6, 2012	10,441,156
	American Seafoods Group, LLC
4,114,688	Term Loan, 6.28%, Maturing September 30, 2012	4,173,836
	BF Bolthouse Holdco, LLC
4,450,000	Term Loan, 6.94%, Maturing December 16, 2012	4,517,676
	Chiquita Brands, LLC
5,698,869	Term Loan, 6.56%, Maturing June 28, 2012	5,766,543
	Del Monte Corp.
5,458,750	Term Loan, 6.14%, Maturing February 8, 2012	5,540,631
	Doane Pet Care Co.
3,760,575	Term Loan, 6.77%, Maturing October 21, 2012	3,814,633
1,672,816	Term Loan, 4.56%, Maturing October 24, 2012	EUR 2,056,691
	Dole Food Company, Inc.
11,332,083	Term Loan, 6.06%, Maturing April 18, 2012	11,392,789
	Herbalife International, Inc.
4,726,571	Term Loan, 6.39%, Maturing December 21, 2010	4,771,865
	Interstate Brands Corp.
8,250,000	Revolving Loan, 1.51%, Maturing September 22, 2006 (2)	8,252,582
	Michael Foods, Inc.
16,529,879	Term Loan, 6.66%, Maturing November 21, 2010	16,760,603
	Nash-Finch Co.
6,300,000	Term Loan, 6.81%, Maturing November 12, 2010	6,347,250
	Pinnacle Foods Holdings Corp.
1,000,000	Revolving Loan, 0.00%, Maturing November 25, 2009 (2)	970,000
20,244,106	Term Loan, 7.78%, Maturing November 25, 2010	20,532,584
	Reddy Ice Group, Inc.
13,335,000	Term Loan, 6.32%, Maturing August 9, 2012	13,472,524
	United Biscuits, Ltd.
1,547,559	Term Loan, 9.12%, Maturing January 14, 2011	GBP 2,807,284
		$121,618,647

Food Service — 2.0%
	AFC Enterprises, Inc.
$4,925,250	Term Loan, 6.81%, Maturing May 11, 2011	$4,986,816
	Buffets, Inc.
227,273	Term Loan, 3.60%, Maturing June 28, 2009	229,545
10,511,603	Term Loan, 8.18%, Maturing June 28, 2009	10,616,719
	Burger King Corp.
6,268,500	Term Loan, 6.31%, Maturing June 30, 2012	6,342,938
	Carrols Corp.
11,990,877	Term Loan, 7.00%, Maturing December 31, 2010	12,170,740
	CKE Restaurants, Inc.
3,134,199	Term Loan, 6.50%, Maturing May 1, 2010	3,169,459
	Denny’s, Inc.
8,682,378	Term Loan, 7.61%, Maturing September 30, 2009	8,854,220
	Domino’s, Inc.
6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009 (2)	6,526,667
27,211,022	Term Loan, 6.06%, Maturing June 25, 2010	27,534,153
	Gate Gourmet Borrower, LLC
7,923,610	Term Loan, 11.92%, Maturing December 31, 2008	7,943,419
	Jack in the Box, Inc.
12,712,404	Term Loan, 5.92%, Maturing January 8, 2011	12,847,473
	Landry’s Restaurants, Inc.
7,974,450	Term Loan, 5.95%, Maturing December 28, 2010	8,060,837
	Maine Beverage Co., LLC
3,810,714	Term Loan, 6.28%, Maturing June 30, 2010	3,801,187
	Weight Watchers International, Inc.
2,000,000	Revolving Loan, 3.72%, Maturing March 31, 2009 (2)	2,000,000
4,493,125	Term Loan, 6.10%, Maturing March 31, 2010	4,547,415
12,091,339	Term Loan, 6.25%, Maturing March 31, 2010	12,257,595
	Weightwatchers.com, Inc.
3,700,000	Term Loan, 6.80%, Maturing December 16, 2010	3,746,250
		$135,635,433
Food/Drug Retailers — 1.7%
	Cumberland Farms, Inc.
10,314,354	Term Loan, 6.88%, Maturing September 8, 2008	10,372,372
	General Nutrition Centers, Inc.
4,401,546	Term Loan, 7.49%, Maturing December 7, 2009	4,463,445
7,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009 (2)	6,895,000
	Giant Eagle, Inc.
13,150,000	Term Loan, 5.98%, Maturing November 7, 2012	13,230,136

	Roundy’s Supermarkets, Inc.
$24,425,000	Term Loan, 7.46%, Maturing November 3, 2011	$24,363,938
	The Jean Coutu Group (PJC), Inc.
29,010,879	Term Loan, 6.94%, Maturing July 30, 2011	29,389,645
	Winn-Dixie Stores, Inc.
23,000,000	DIP Revolving Loan, 0.00%, Maturing February 23, 2007 (2)	22,942,500
		$111,657,036
Forest Products — 1.6%
	Appleton Papers, Inc.
13,046,733	Term Loan, 6.58%, Maturing June 11, 2010	13,191,878
	Boise Cascade Holdings, LLC
18,567,856	Term Loan, 6.29%, Maturing October 29, 2011	18,837,090
	Buckeye Technologies, Inc.
10,244,506	Term Loan, 6.28%, Maturing March 15, 2008	10,336,276
	NewPage Corp.
10,000,000	Revolving Loan, 1.84%, Maturing May 2, 2010 (2)	9,900,000
17,661,250	Term Loan, 7.56%, Maturing May 2, 2011	17,882,016
	RLC Industries Co.
21,154,942	Term Loan, 6.03%, Maturing February 24, 2010	21,273,939
	Xerium Technologies, Inc.
10,238,570	Term Loan, 6.53%, Maturing November 19, 2011	10,244,969
1,995,000	Term Loan, 4.74%, Maturing May 18, 2012	EUR 2,443,726
		$104,109,894
Healthcare — 5.5%
	Accellent, Inc.
2,500,000	Term Loan, 6.39%, Maturing November 22, 2012	2,521,875
	Alliance Imaging, Inc.
10,299,093	Term Loan, 7.13%, Maturing December 29, 2011	10,326,129
	AMN Healthcare, Inc.
3,750,000	Term Loan, 6.53%, Maturing November 2, 2011	3,789,844
	AMR HoldCo, Inc.
6,635,368	Term Loan, 6.71%, Maturing February 10, 2012	6,718,310
	Carl Zeiss Topco GMBH
3,140,000	Term Loan, 6.95%, Maturing February 28, 2013	3,167,475
6,280,000	Term Loan, 7.45%, Maturing February 28, 2014	6,327,100
2,875,000	Term Loan, 9.70%, Maturing August 31, 2014	2,928,906
	Colgate Medical, Ltd.
875,029	Term Loan, 6.60%, Maturing December 30, 2008	879,951
	Community Health Systems, Inc.
46,146,378	Term Loan, 6.16%, Maturing August 19, 2011	46,804,933
	Concentra Operating Corp.
16,508,625	Term Loan, 6.69%, Maturing September 30, 2011	16,732,185

	Conmed Corp.
$4,449,134	Term Loan, 6.76%, Maturing December 31, 2007	$4,502,893
	CRC Health Corp.
2,487,500	Term Loan, 9.25%, Maturing May 12, 2011	2,493,719
	Davita, Inc.
50,060,320	Term Loan, 6.76%, Maturing October 5, 2012	50,834,002
	Encore Medical IHC, Inc.
8,279,427	Term Loan, 7.49%, Maturing October 4, 2010	8,372,571
	FHC Health Systems, Inc.
2,321,429	Term Loan, 10.41%, Maturing December 18, 2009	2,367,857
1,625,000	Term Loan, 12.41%, Maturing December 18, 2009	1,657,500
3,250,000	Term Loan, 13.41%, Maturing February 7, 2011	3,315,000
	Genoa Healthcare Group, LLC
2,269,881	Term Loan, 7.75%, Maturing August 12, 2012	2,290,453
	Hanger Orthopedic Group, Inc.
7,000,000	Revolving Loan, 0.00%, Maturing September 30, 2008 (2)	6,877,500
4,650,488	Term Loan, 8.27%, Maturing September 30, 2009	4,714,432
	Healthcare Partners, LLC
4,629,625	Term Loan, 6.89%, Maturing March 2, 2011	4,674,477
	Healthsouth Corp.
9,104,250	Term Loan, 7.07%, Maturing June 14, 2007	9,146,931
2,520,000	Term Loan, 2.50%, Maturing March 21, 2010	2,531,814
	Iasis Healthcare, LLC
11,957,900	Term Loan, 6.79%, Maturing June 22, 2011	12,129,795
	Kinetic Concepts, Inc.
10,227,433	Term Loan, 6.28%, Maturing August 11, 2010	10,351,012
	Leiner Health Products, Inc.
8,224,750	Term Loan, 7.70%, Maturing May 27, 2011	8,355,836
	Lifecare Holdings, Inc.
9,226,875	Term Loan, 6.65%, Maturing August 11, 2012	8,359,936
	Lifepoint Hospitals, Inc.
31,771,205	Term Loan, 6.19%, Maturing April 15, 2012	32,000,656
	Magellan Health Services, Inc.
3,679,054	Term Loan, 4.28%, Maturing August 15, 2008	3,720,443
4,598,818	Term Loan, 6.74%, Maturing August 15, 2008	4,650,554
	Medcath Holdings Corp.
1,534,940	Term Loan, 7.11%, Maturing July 2, 2011	1,544,533
	Moinlycke
2,242,000	Term Loan, 4.98%, Maturing November 4, 2013	EUR 2,762,788
2,242,000	Term Loan, 5.48%, Maturing November 4, 2014	EUR 2,775,244
	National Mentor, Inc.
5,781,582	Term Loan, 6.81%, Maturing September 30, 2011	5,857,465
	PER-SE Technologies, Inc.
7,900,000	Term Loan, 6.79%, Maturing January 6, 2013	7,988,875
	Renal Advantage, Inc.
2,344,125	Term Loan, 6.97%, Maturing October 5, 2012	2,371,961

	Select Medical Holding Corp.
$9,875,375	Term Loan, 6.12%, Maturing February 24, 2012	$9,793,083
	Sirona Dental Services GmbH
1,180,000	Term Loan, 4.96%, Maturing June 30, 2013	EUR 1,449,143
	Sirona Dental Systems GmbH
320,000	Term Loan, 4.96%, Maturing June 30, 2013	EUR 392,988
	Sunrise Medical Holdings, Inc.
7,236,913	Term Loan, 7.65%, Maturing May 13, 2010	7,245,959
	Sybron Dental Management, Inc.
3,971,970	Term Loan, 6.29%, Maturing June 6, 2009	4,006,725
	Talecris Biotherapeutics, Inc.
7,577,738	Term Loan, 7.63%, Maturing March 31, 2010	7,558,793
	Vanguard Health Holding Co., LLC
15,060,953	Term Loan, 6.95%, Maturing September 23, 2011	15,271,174
	Ventiv Health, Inc.
3,640,875	Term Loan, 6.03%, Maturing October 5, 2011	3,665,906
	VWR International, Inc.
3,000,000	Term Loan, 5.26%, Maturing April 7, 2011	EUR 3,680,087
9,348,301	Term Loan, 7.12%, Maturing April 7, 2011	9,497,294
		$369,406,107
Home Furnishings — 1.1%
	Interline Brands, Inc.
3,013,043	Term Loan, 6.78%, Maturing December 31, 2010	3,043,174
	Knoll, Inc.
10,329,113	Term Loan, 6.53%, Maturing October 3, 2012	10,482,438
	National Bedding Company, LLC
4,790,925	Term Loan, 6.23%, Maturing August 31, 2011	4,840,032
	Oreck Corp.
3,857,278	Term Loan, 7.28%, Maturing February 2, 2012	3,900,673
	Sanitec Ltd. Oy
4,478,261	Term Loan, 5.37%, Maturing April 7, 2013	EUR 5,305,174
4,478,261	Term Loan, 5.87%, Maturing April 7, 2014	EUR 5,336,143
	Sealy Mattress Co.
5,000,000	Revolving Loan, 1.14%, Maturing April 6, 2012 (2)	4,900,000
17,055,001	Term Loan, 6.14%, Maturing April 6, 2012	17,262,867
	Simmons Co.
20,991,160	Term Loan, 7.35%, Maturing December 19, 2011	21,286,359
		$76,356,860
Industrial Equipment — 1.3%
	Alliance Laundry Holdings, LLC
3,938,250	Term Loan, 6.73%, Maturing January 27, 2012	3,994,862
	Colfax Corp.
5,000,000	Term Loan, 5.01%, Maturing December 19, 2011	EUR 6,071,500
2,028,682	Term Loan, 6.56%, Maturing December 19, 2011	2,051,083

	Douglas Dynamics Holdings, Inc.
$4,763,004	Term Loan, 6.28%, Maturing December 16, 2010	$4,798,727
	Flowserve Corp.
13,921,469	Term Loan, 6.36%, Maturing August 10, 2012	14,110,718
	Gleason Corp.
6,014,896	Term Loan, 6.97%, Maturing July 27, 2011	6,090,083
746,250	Term Loan, 10.04%, Maturing January 31, 2012	759,309
	GSCP Athena (Finnish) Holdings
6,500,000	Term Loan, 5.07%, Maturing August 31, 2013	EUR 7,923,046
5,891,304	Term Loan, 5.57%, Maturing August 31, 2014	EUR 7,333,937
	Heating Finance PLC (Baxi)
3,253,597	Term Loan, 0.00%, Maturing December 27, 2010 (2)	EUR 3,936,027
3,107,987	Term Loan, 6.89%, Maturing December 27, 2010	GBP 5,515,237
	Itron, Inc.
1,110,880	Term Loan, 6.38%, Maturing December 17, 2010	1,117,823
	Mainline, L.P.
7,644,444	Term Loan, 6.88%, Maturing December 17, 2011	7,663,556
	MTD Products, Inc.
10,854,911	Term Loan, 6.19%, Maturing June 1, 2010	10,949,891
	Pirelli Kabel UND Systems Hold
608,696	Term Loan, 5.57%, Maturing August 31, 2014	EUR 745,376
	Terex Corp.
1,588,970	Term Loan, 6.84%, Maturing June 30, 2009	1,611,812
		$84,672,987
Insurance — 1.0%
	ARG Holding, Inc.
7,950,000	Term Loan, 7.22%, Maturing November 30, 2011	8,044,406
	CCC Information Services Group, Inc.
8,134,007	Term Loan, 7.31%, Maturing August 20, 2010	8,154,342
	Conseco, Inc.
22,500,648	Term Loan, 6.47%, Maturing June 22, 2010	22,697,529
	Hilb, Rogal & Hobbs Co.
13,700,516	Term Loan, 6.81%, Maturing June 30, 2007	13,846,084
	U.S.I. Holdings Corp.
6,810,264	Term Loan, 7.07%, Maturing August 11, 2007	6,840,059
7,707,150	Term Loan, 7.07%, Maturing August 11, 2008	7,740,869
		$67,323,289
Leisure Goods/Activities/Movies — 4.4%
	24 Hour Fitness Worldwide, Inc.
11,530,000	Term Loan, 7.62%, Maturing June 8, 2012	11,693,346
	Alliance Atlantis Communications, Inc.
6,552,485	Term Loan, 6.07%, Maturing December 20, 2011	6,613,915
	AMF Bowling Worldwide, Inc.
5,229,557	Term Loan, 7.52%, Maturing August 27, 2009	5,276,953

	Carmike Cinemas, Inc.
$7,015,000	Term Loan, 0.00%, Maturing May 19, 2012 (2)	$6,984,309
10,286,394	Term Loan, 7.00%, Maturing May 19, 2012	10,348,112
	Cinemark, Inc.
20,143,712	Term Loan, 6.53%, Maturing March 31, 2011	20,440,832
	Fender Musical Instruments Co.
2,139,966	Term Loan, 6.47%, Maturing March 30, 2012	2,166,715
	Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008 (2)	1,007,163
	Metro-Goldwyn-Mayer Holdings, Inc.
4,076,923	Term Loan, 6.78%, Maturing April 8, 2011	4,107,500
61,815,000	Term Loan, 6.78%, Maturing April 8, 2012	62,524,451
	New England Sports Ventures
10,585,000	Term Loan, 5.71%, Maturing February 27, 2007	10,598,231
	Red Football, Ltd.
4,048,025	Term Loan, 7.35%, Maturing May 11, 2012	GBP 7,248,718
2,750,000	Term Loan, 7.85%, Maturing May 11, 2013	GBP 4,954,919
2,750,000	Term Loan, 8.35%, Maturing May 11, 2014	GBP 4,979,357
	Regal Cinemas Corp.
44,212,440	Term Loan, 6.53%, Maturing November 10, 2010	44,770,622
	Riddell Bell Holdings, Inc.
2,468,750	Term Loan, 7.03%, Maturing September 30, 2011	2,509,897
	Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 3.93%, Maturing June 30, 2008 (2)	3,232,697
25,713,613	Term Loan, 6.95%, Maturing June 30, 2009	26,045,087
	Southwest Sports Group, LLC
8,000,000	Term Loan, 7.06%, Maturing December 22, 2010	8,100,000
	Universal City Development Partners, Ltd.
15,369,750	Term Loan, 6.50%, Maturing June 9, 2011	15,565,069
	WMG Acquisition Corp.
4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	4,272,568
30,191,436	Term Loan, 6.50%, Maturing February 28, 2011	30,514,575
	Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 6.85%, Maturing June 25, 2007	2,950,106
		$296,905,142
Lodging and Casinos — 4.6%
	Alliance Gaming Corp.
14,585,096	Term Loan, 8.18%, Maturing September 4, 2009	14,607,893
	Ameristar Casinos, Inc.
8,200,000	Term Loan, 5.87%, Maturing November 10, 2012	8,275,596
	Aztar Corp.
1,970,000	Term Loan, 6.11%, Maturing July 22, 2009	1,974,925
	Boyd Gaming Corp.
25,092,875	Term Loan, 5.86%, Maturing June 30, 2011	25,380,389
	CCM Merger, Inc.
11,156,467	Term Loan, 6.49%, Maturing July 13, 2012	11,235,957

	Choctaw Resort Development Enterprise
$4,405,774	Term Loan, 6.93%, Maturing November 4, 2011	$4,458,092
	Columbia Entertainment
3,152,813	Term Loan, 7.03%, Maturing October 24, 2011	3,177,445
	Gala Electric Casinos, Ltd.
11,875,000	Term Loan, 7.17%, Maturing December 12, 2013	GBP 21,217,408
11,875,000	Term Loan, 7.67%, Maturing December 12, 2014	GBP 21,301,959
	Globalcash Access, LLC
3,117,860	Term Loan, 6.82%, Maturing March 10, 2010	3,159,758
	Green Valley Ranch Gaming, LLC
2,989,914	Term Loan, 6.53%, Maturing December 17, 2011	3,029,156
	HEI Acquisition, LLC
4,675,000	Term Loan, 7.08%, Maturing December 31, 2011	4,727,594
	Herbst Gaming, Inc.
3,205,775	Term Loan, 6.20%, Maturing January 31, 2011	3,248,854
	Isle of Capri Casinos, Inc.
15,718,120	Term Loan, 6.29%, Maturing February 4, 2011	15,922,456
4,975,000	Term Loan, 6.28%, Maturing February 4, 2012	4,991,582
	Marina District Finance Co., Inc.
15,592,500	Term Loan, 6.31%, Maturing October 20, 2011	15,702,131
	MGM Mirage
17,678,571	Revolving Loan, 3.84%, Maturing April 25, 2010 (2)	17,170,313
6,821,429	Term Loan, 6.28%, Maturing April 25, 2010	6,838,059
	Penn National Gaming, Inc.
47,954,480	Term Loan, 6.34%, Maturing October 3, 2012	48,643,826
	Pinnacle Entertainment, Inc.
5,100,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	5,122,313
4,425,000	Term Loan, 6.49%, Maturing December 14, 2011	4,468,330
	Resorts International Holdings, LLC
10,462,728	Term Loan, 7.53%, Maturing April 26, 2012	10,287,477
3,367,402	Term Loan, 12.03%, Maturing April 26, 2013	3,050,866
	Trump Entertainment Resorts Holdings, L.P.
5,461,313	Term Loan, 1.00%, Maturing May 20, 2012 (2)	5,527,018
5,447,625	Term Loan, 7.17%, Maturing May 20, 2012	5,514,587
	Venetian Casino Resort, LLC
24,400,219	Term Loan, 6.28%, Maturing June 15, 2011	24,642,318
5,947,617	Term Loan, 6.28%, Maturing June 15, 2011	6,006,629
	Wynn Las Vegas, LLC
10,725,000	Term Loan, 6.68%, Maturing December 14, 2011	10,849,678
		$310,532,609

Nonferrous Metals/Minerals — 2.1%
	Alpha Natural Resources, LLC
$8,300,000	Term Loan, 6.32%, Maturing October 26, 2012	$8,343,226
	Carmeuse Lime, Inc.
6,785,625	Term Loan, 6.43%, Maturing May 2, 2011	6,819,553
	Compass Minerals Group, Inc.
7,160,000	Term Loan, 6.04%, Maturing December 22, 2012	7,210,342
	Foundation Coal Corp.
13,500,000	Revolving Loan, 1.24%, Maturing July 30, 2009 (2)	13,466,250
10,050,000	Term Loan, 6.35%, Maturing July 30, 2011	10,232,850
	ICG, LLC
971,831	Term Loan, 7.41%, Maturing November 5, 2010	974,261
	International Mill Service, Inc.
15,518,544	Term Loan, 7.28%, Maturing December 31, 2010	15,751,322
3,000,000	Term Loan, 10.53%, Maturing October 26, 2011	3,045,000
	Murray Energy Corp.
10,877,800	Term Loan, 7.56%, Maturing January 28, 2010	10,911,793
	Novelis, Inc.
11,288,077	Term Loan, 6.01%, Maturing January 6, 2012	11,434,472
15,491,677	Term Loan, 6.01%, Maturing January 6, 2012	15,692,589
	Severstal North America, Inc.
15,200,000	Revolving Loan, 0.00%, Maturing April 7, 2007 (2)	15,162,000
	Stillwater Mining Co.
4,360,000	Revolving Loan, 2.09%, Maturing June 30, 2007 (2)	4,289,150
6,254,103	Term Loan, 6.88%, Maturing June 30, 2007	6,332,280
	Trout Coal Holdings, LLC
13,073,638	Term Loan, 7.35%, Maturing March 23, 2011	12,918,388
		$142,583,476
Oil and Gas — 3.6%
	Citgo Petroleum Corp.
13,775,000	Term Loan, 5.92%, Maturing November 15, 2012	13,921,359
	Coffeyville Resources, LLC
1,600,000	Term Loan, 3.87%, Maturing June 24, 2011	1,622,501
2,388,015	Term Loan, 7.07%, Maturing June 24, 2012	2,421,598
	Columbia Natural Resources, LLC
7,279,412	Revolving Loan, 0.00%, Maturing January 19, 2010 (2)	7,270,312
	Dresser, Inc.
1,948,932	Term Loan, 7.07%, Maturing March 31, 2007	1,983,038
	Dynegy Holdings, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing May 28, 2009 (2)	4,979,165
	El Paso Corp.
10,000,000	Revolving Loan, 1.00%, Maturing November 23, 2007 (2)	9,950,000
13,019,875	Term Loan, 4.29%, Maturing November 23, 2009	13,090,404
21,985,348	Term Loan, 7.31%, Maturing November 23, 2009	22,160,923

	Epco Holdings, Inc.
$4,333,334	Revolving Loan, 4.44%, Maturing August 18, 2008 (2)	$4,268,334
8,440,972	Term Loan, 6.53%, Maturing August 18, 2008	8,514,830
9,063,450	Term Loan, 6.78%, Maturing August 18, 2010	9,197,281
	Key Energy Services, Inc.
9,925,746	Term Loan, 7.68%, Maturing June 30, 2012	10,078,771
	LB Pacific, L.P.
8,029,325	Term Loan, 7.09%, Maturing March 3, 2012	8,149,765
	Lyondell-Citgo Refining, L.P.
13,514,225	Term Loan, 6.53%, Maturing May 21, 2007	13,649,367
	Petroleum Geo-Services ASA
17,025,000	Term Loan, 7.00%, Maturing December 16, 2012	17,253,782
	Sprague Energy Corp.
4,022,727	Term Loan, 0.00%, Maturing October 5, 2009 (2)	4,012,670
5,626,455	Term Loan, 4.10%, Maturing October 5, 2010 (2)	5,612,388
22,532,636	Revolving Loan, 4.60%, Maturing October 5, 2010 (2)	22,476,305
	Targa Resources, Inc.
11,750,000	Term Loan, 6.83%, Maturing October 31, 2007	11,794,063
3,045,816	Term Loan, 4.40%, Maturing October 31, 2012	3,080,082
17,864,461	Term Loan, 6.74%, Maturing October 31, 2012	18,065,436
	Universal Compression, Inc.
8,948,885	Term Loan, 6.03%, Maturing February 15, 2012	9,055,153
	Williams Production RMT Co.
19,871,251	Term Loan, 6.72%, Maturing May 30, 2008	20,107,222
		$242,714,749
Publishing — 4.8%
	CBD Media, LLC
8,942,663	Term Loan, 6.99%, Maturing December 31, 2009	9,079,602
	Dex Media East, LLC
9,552,839	Term Loan, 6.19%, Maturing May 8, 2009	9,645,654
	Dex Media West, LLC
16,444,050	Term Loan, 6.25%, Maturing March 9, 2010	16,615,348
	Hanley-Wood, LLC
1,014,570	Term Loan, 1.13%, Maturing August 1, 2012 (2)	1,020,065
8,496,227	Term Loan, 6.56%, Maturing August 1, 2012	8,542,251
	Herald Media, Inc.
4,128,016	Term Loan, 7.28%, Maturing July 22, 2011	4,148,656
748,750	Term Loan, 10.28%, Maturing January 22, 2012	758,577
	Liberty Group Operating, Inc.
9,933,250	Term Loan, 6.69%, Maturing February 28, 2012	10,030,099
	Medianews Group, Inc.
12,256,190	Term Loan, 5.81%, Maturing August 25, 2010	12,291,941
	Merrill Communications, LLC
16,658,948	Term Loan, 6.81%, Maturing May 5, 2011	16,869,784
	Nebraska Book Co., Inc.
11,333,237	Term Loan, 6.52%, Maturing March 4, 2011	11,382,820

	Newspaper Holdings, Inc.
$2,500,000	Term Loan, 5.94%, Maturing August 24, 2011	$2,500,000
16,050,000	Term Loan, 6.19%, Maturing August 24, 2012	16,160,344
	R.H. Donnelley Corp.
2,313,963	Term Loan, 6.27%, Maturing December 31, 2009	2,325,008
10,500,000	Term Loan, 5.99%, Maturing June 30, 2011	10,557,425
40,263,626	Term Loan, 6.26%, Maturing June 30, 2011	40,615,933
	Retos Cartera, SA
1,000,000	Term Loan, 5.15%, Maturing March 15, 2013	EUR 1,225,684
1,000,000	Term Loan, 5.65%, Maturing March 15, 2014	EUR 1,229,479
	Seat Pagine Gialle Spa
18,450,000	Term Loan, 4.85%, Maturing May 25, 2012	EUR 22,639,456
	SGS International, Inc.
4,000,000	Term Loan, 0.00%, Maturing December 30, 2011 (2)	4,030,000
	Siegwerk Druckfarben AG
2,625,000	Term Loan, 5.24%, Maturing September 8, 2013	EUR 3,218,916
2,625,000	Term Loan, 5.74%, Maturing September 8, 2014	EUR 3,232,861
	Source Media, Inc.
13,799,120	Term Loan, 6.85%, Maturing November 8, 2011	13,980,233
	SP Newsprint Co.
8,463,065	Term Loan, 4.56%, Maturing January 9, 2010	8,590,011
3,273,931	Term Loan, 6.81%, Maturing January 9, 2010	3,323,040
	Springer Science+Business Media
3,316,343	Term Loan, 6.94%, Maturing May 5, 2010	3,320,903
3,097,232	Term Loan, 7.12%, Maturing September 15, 2011	3,129,496
3,355,335	Term Loan, 7.62%, Maturing May 5, 2012	3,408,286
3,097,232	Term Loan, 7.62%, Maturing May 5, 2012	3,144,660
	Sun Media Corp.
9,126,595	Term Loan, 6.67%, Maturing February 7, 2009	9,259,688
	World Directories ACQI Corp.
1,500,000	Term Loan, 5.20%, Maturing November 29, 2012	EUR 1,834,533
7,006,198	Term Loan, 5.70%, Maturing November 29, 2013	EUR 8,598,513
	Xerox Corp.
13,750,000	Term Loan, 6.22%, Maturing September 30, 2008	13,882,344
	Xsys US, Inc.
7,701,575	Term Loan, 6.77%, Maturing December 31, 2012	7,772,175
254,462	Term Loan, 4.72%, Maturing September 27, 2013	EUR 311,568
2,495,538	Term Loan, 4.72%, Maturing September 27, 2013	EUR 3,055,583
7,866,565	Term Loan, 7.27%, Maturing December 31, 2013	7,978,010
2,750,000	Term Loan, 5.22%, Maturing September 27, 2014	EUR 3,382,459
	YBR Acquisition BV
6,000,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR 7,385,528
1,250,000	Term Loan, 5.15%, Maturing June 30, 2013	EUR 1,538,652
6,000,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR 7,415,050
1,250,000	Term Loan, 5.65%, Maturing June 30, 2014	EUR 1,544,802
		$320,975,437

Radio and Television — 4.4%
	Adams Outdoor Advertising, L.P.
$17,384,789	Term Loan, 6.62%, Maturing November 18, 2012	$17,645,561
	ALM Media Holdings, Inc.
7,989,625	Term Loan, 7.03%, Maturing March 5, 2010	7,992,957
	Blockcommunications, Inc.
6,100,000	Term Loan, 6.53%, Maturing December 22, 2011	6,183,875
	DirecTV Holdings, LLC
27,680,000	Term Loan, 6.01%, Maturing April 13, 2013	27,997,877
	Emmis Operating Co.
23,444,773	Term Loan, 6.29%, Maturing November 10, 2011	23,593,131
	Entravision Communications Corp.
9,077,250	Term Loan, 6.03%, Maturing September 29, 2013	9,147,217
	Gray Television, Inc.
5,416,425	Term Loan, 6.03%, Maturing November 22, 2015	5,460,433
	HIT Entertainment, Inc.
845,750	Term Loan, 6.86%, Maturing March 20, 2012	849,873
	NEP Supershooters, L.P.
2,970,000	Term Loan, 8.03%, Maturing February 3, 2011	3,005,269
5,036,250	Term Loan, 8.41%, Maturing February 3, 2011	5,114,941
	Nexstar Broadcasting, Inc.
12,750,277	Term Loan, 6.28%, Maturing October 1, 2012	12,827,314
12,979,147	Term Loan, 6.28%, Maturing October 1, 2012	13,057,567
	NextMedia Operating, Inc.
890,077	Term Loan, 6.40%, Maturing November 15, 2012	896,938
2,002,673	Term Loan, 6.47%, Maturing November 15, 2012	2,018,110
	PanAmSat Corp.
1,386,365	Term Loan, 6.31%, Maturing August 20, 2010	1,400,781
724,889	Term Loan, 6.31%, Maturing August 20, 2010	732,426
27,121,775	Term Loan, 6.49%, Maturing August 20, 2011	27,474,358
	Patriot Media and Communications CNJ, Inc.
500,000	Term Loan, 6.69%, Maturing February 6, 2013	508,047
	Paxson Communcations Corp.
17,925,000	Term Loan, 7.78%, Maturing January 15, 2012	17,981,016
	Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010 (2)	4,987,500
15,086,584	Term Loan, 7.19%, Maturing March 31, 2012	15,278,304
	Raycom TV Broadcasting, Inc.
18,350,000	Term Loan, 6.56%, Maturing February 24, 2012	18,418,813
	SFX Entertainment
10,050,000	Term Loan, 6.76%, Maturing June 21, 2013	10,065,708
	Spanish Broadcasting System
12,381,438	Term Loan, 6.53%, Maturing June 10, 2012	12,559,421
	Susquehana Media Co.
16,674,000	Term Loan, 6.01%, Maturing March 31, 2013	16,674,000

	TDF SA
$4,151,899	Term Loan, 4.42%, Maturing March 11, 2013	EUR 5,105,669
4,151,899	Term Loan, 5.17%, Maturing March 11, 2014	EUR 5,124,722
4,661,720	Term Loan, 5.79%, Maturing March 11, 2015	EUR 5,768,637
	Telewest Global Finance, LLC
2,915,000	Term Loan, 6.47%, Maturing December 22, 2012	2,913,178
2,225,000	Term Loan, 7.22%, Maturing December 22, 2013	2,232,416
	Young Broadcasting, Inc.
8,542,075	Term Loan, 6.70%, Maturing November 3, 2012	8,562,098
		$291,578,157
Rail Industries — 0.5%
	Kansas City Southern Industries, Inc.
14,227,414	Term Loan, 5.91%, Maturing March 30, 2008	14,311,896
	Railamerica, Inc.
18,092,923	Term Loan, 6.69%, Maturing September 29, 2011	18,379,388
2,138,780	Term Loan, 6.69%, Maturing September 29, 2011	2,172,644
		$34,863,928
Retailers (Except Food and Drug) — 4.1%
	Advance Stores Company, Inc.
9,495,515	Term Loan, 5.95%, Maturing September 30, 2010	9,611,246
11,094,511	Term Loan, 6.03%, Maturing September 30, 2010 (2)	11,205,456
	Alimentation Couche-Tard, Inc.
5,469,135	Term Loan, 6.31%, Maturing December 17, 2010	5,537,499
	American Achievement Corp.
7,342,326	Term Loan, 6.95%, Maturing March 25, 2011	7,461,639
	Amscan Holdings, Inc.
10,300,000	Term Loan, 7.51%, Maturing December 23, 2012	10,201,295
	Coinmach Laundry Corp.
25,075,000	Term Loan, 3.58%, Maturing December 15, 2012 (2)	25,472,012
	FGX International, Inc.
3,933,846	Term Loan, 8.50%, Maturing December 12, 2012	3,904,342
	FTD, Inc.
7,266,736	Term Loan, 6.90%, Maturing February 28, 2011	7,355,303
	Harbor Freight Tools USA, Inc.
15,485,270	Term Loan, 6.94%, Maturing July 15, 2010	15,663,350
	Home Interiors & Gifts, Inc.
3,749,194	Term Loan, 9.56%, Maturing March 31, 2011	3,461,755
	Josten’s Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009 (2)	3,895,000
26,067,868	Term Loan, 6.78%, Maturing October 4, 2010	26,448,016
	Mapco Express, Inc.
4,015,820	Term Loan, 7.26%, Maturing April 28, 2011	4,068,528
	Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 7.14%, Maturing December 3, 2011	8,377,031

	Movie Gallery, Inc.
$7,731,150	Term Loan, 8.28%, Maturing April 27, 2011	$7,399,816
	Musicland Group, Inc.
12,000,000	Revolving Loan, 1.58%, Maturing August 11, 2008 (2)	12,030,000
	Neiman Marcus Group, Inc.
6,408,228	Term Loan, 6.95%, Maturing April 5, 2013	6,486,171
	Oriental Trading Co., Inc.
11,379,109	Term Loan, 6.81%, Maturing August 4, 2010	11,459,707
	Petro Stopping Center, L.P.
531,250	Term Loan, 6.81%, Maturing February 9, 2008	537,891
	Rent-A-Center, Inc.
18,313,195	Term Loan, 6.27%, Maturing June 30, 2010	18,523,797
	Savers, Inc.
5,065,250	Term Loan, 7.61%, Maturing August 4, 2009	5,119,068
	School Specialty, Inc.
21,400,000	Term Loan, 8.50%, Maturing April 12, 2006	21,426,750
	Sears Canada, Inc.
6,375,000	Term Loan, 0.00%, Maturing December 22, 2012 (2)	6,430,781
	Shopko Stores, Inc.
11,802,000	Revolving Loan, 3.24%, Maturing December 28, 2010 (2)	11,765,119
	Stewert Enterprises, Inc.
3,676,442	Term Loan, 5.99%, Maturing November 19, 2011	3,715,504
	The Pantry, Inc.
5,800,000	Term Loan, 6.14%, Maturing January 2, 2012	5,870,690
	Travelcenters of America, Inc.
21,210,000	Term Loan, 6.28%, Maturing November 30, 2008	21,456,566
		$274,884,332
Steel — 0.1%
	Gibraltar Industries, Inc.
6,225,000	Term Loan, 6.28%, Maturing December 8, 2010	6,271,688
		$6,271,688
Surface Transport — 0.2%
	Horizon Lines, LLC
5,811,500	Term Loan, 6.78%, Maturing July 7, 2011	5,888,985
	Sirva Worldwide, Inc.
8,759,109	Term Loan, 8.52%, Maturing December 1, 2010	8,430,642
	Transport Industries, L.P.
2,511,563	Term Loan, 6.94%, Maturing September 30, 2011	2,531,969
		$16,851,596
Telecommunications — 3.8%
	AAT Communications Corp.
2,600,000	Term Loan, 6.16%, Maturing July 29, 2012	2,624,375
	Alaska Communications Systems Holdings, Inc.
17,150,000	Term Loan, 6.53%, Maturing February 11, 2012	17,345,081

	Cellular South, Inc.
$6,276,620	Term Loan, 6.37%, Maturing May 4, 2011	$6,355,078
	Centennial Cellular Operating Co., LLC
1,252,841	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	1,230,916
3,247,159	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	3,190,334
16,147,788	Term Loan, 6.62%, Maturing February 9, 2011	16,385,515
	Cincinnati Bell, Inc.
4,413,938	Term Loan, 5.90%, Maturing August 31, 2012	4,450,489
	Consolidated Communications, Inc.
17,442,901	Term Loan, 6.24%, Maturing April 14, 2011	17,660,938
	Crown Castle Operating Co.
8,000,000	Revolving Loan, 5.96%, Maturing July 25, 2006 (2)	8,000,000
	D&E Communications, Inc.
5,701,572	Term Loan, 6.41%, Maturing December 31, 2011	5,758,588
	Fairpoint Communications, Inc.
21,785,000	Term Loan, 6.31%, Maturing February 8, 2012	21,861,248
	Hawaiian Telcom Communications, Inc.
5,175,000	Term Loan, 6.78%, Maturing October 31, 2012	5,225,135
	Intelsat, Ltd.
18,555,021	Term Loan, 6.31%, Maturing July 28, 2011	18,757,976
	Iowa Telecommunications Services
7,998,000	Term Loan, 6.30%, Maturing November 23, 2011	8,092,976
	IPC Acquisition Corp.
2,976,219	Term Loan, 7.27%, Maturing August 5, 2011	3,011,561
	Madison River Capital, LLC
3,660,000	Term Loan, 6.80%, Maturing July 31, 2012	3,697,746
	Nextel Partners Operation Corp.
24,265,000	Term Loan, 5.91%, Maturing May 31, 2012	24,345,875
	NTelos, Inc.
11,182,050	Term Loan, 7.07%, Maturing February 18, 2011	11,299,462
	Qwest Corp.
14,756,000	Term Loan, 9.22%, Maturing June 4, 2007	15,127,674
	Satbirds Finance SARL
3,000,000	Term Loan, 4.59%, Maturing April 4, 2012	EUR 3,623,319
3,500,000	Term Loan, 5.09%, Maturing April 4, 2013	EUR 4,266,872
3,500,000	Term Loan, 5.09%, Maturing April 4, 2013	EUR 4,266,472
	Stratos Global Corp.
4,991,580	Term Loan, 6.81%, Maturing December 3, 2010	4,991,580
	Syniverse Holdings, Inc.
3,715,105	Term Loan, 6.28%, Maturing February 15, 2012	3,752,256
	Triton PCS, Inc.
15,063,756	Term Loan, 7.82%, Maturing November 18, 2009	15,146,606
	Valor Telecom Enterprise, LLC
6,300,000	Revolving Loan, 0.00%, Maturing February 14, 2011 (2)	6,329,037
14,838,333	Term Loan, 6.04%, Maturing February 14, 2012	14,906,723

	Westcom Corp.
$4,676,328	Term Loan, 7.54%, Maturing December 17, 2010	$4,685,096
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2005 (3)	127,026
		$256,515,954
Utilities — 2.4%
	Allegheny Energy Supply Co., LLC
17,032,633	Term Loan, 5.63%, Maturing July 21, 2011	17,202,959
	Cellnet Technology, Inc.
3,994,925	Term Loan, 7.53%, Maturing April 26, 2012	4,054,849
	Cogentrix Delaware Holdings, Inc.
12,690,681	Term Loan, 6.28%, Maturing April 14, 2012	12,846,675
	Covanta Energy Corp.
7,214,634	Term Loan, 4.53%, Maturing June 24, 2012	7,331,872
4,865,899	Term Loan, 7.52%, Maturing June 24, 2012	4,944,970
	Energy Transfer Company, L.P.
12,009,250	Term Loan, 7.44%, Maturing June 16, 2012	12,050,538
	KGen, LLC
5,786,275	Term Loan, 7.15%, Maturing August 5, 2011	5,786,275
	La Paloma Generating Co., LLC
2,041,133	Term Loan, 6.28%, Maturing August 16, 2012	2,062,055
162,562	Term Loan, 6.28%, Maturing August 16, 2012	164,228
344,262	Term Loan, 6.32%, Maturing August 16, 2012	347,791
	Mirant North America, LLC
7,800,000	Term Loan, 8.25%, Maturing January 3, 2013	7,858,500
	NRG Energy, Inc.
750,000	Revolving Loan, 0.00%, Maturing June 23, 2009 (2)	747,812
11,971,890	Term Loan, 4.43%, Maturing December 24, 2011	12,015,540
	Pike Electric, Inc.
3,470,745	Term Loan, 6.25%, Maturing July 1, 2012	3,514,129
6,826,943	Term Loan, 6.25%, Maturing July 1, 2012	6,912,280
	Plains Resources, Inc.
11,468,998	Term Loan, 6.40%, Maturing August 12, 2011	11,619,528
	Reliant Energy, Inc.
7,788,122	Term Loan, 6.09%, Maturing December 22, 2010	7,782,647
	Texas Genco, LLC
23,856,773	Term Loan, 6.47%, Maturing December 14, 2011	23,901,504
11,800,140	Term Loan, 6.47%, Maturing December 14, 2011	11,822,266
	Wolf Hollow I LP
2,887,500	Term Loan, 6.68%, Maturing June 22, 2012	2,919,984
2,887,500	Term Loan, 6.75%, Maturing June 22, 2012	2,919,984
		$158,806,386
Total Senior Floating Rate Interests (identified cost $6,456,760,202)		$6,488,660,422

Corporate Bonds & Notes — 0.8%

Principal
Amount
(000’s omitted)	Security	Value
Financial Intermediaries — 0.2%
	Alzette, Variable Rate
$1,180	8.691%, 12/15/20 (4)	$1,210,237
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	6.344%, 2/24/19 (4)	1,141,083
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	6.55%, 4/15/19 (4)	1,500,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	6.65%, 1/15/19 (4)	1,505,820
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	6.782%, 8/11/16 (4)	1,500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	9.957%, 3/8/17	1,018,750
	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	6.58%, 1/15/18 (4)	1,963,600
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	6.55%, 3/21/17 (4)	1,504,650
		$11,344,140
Radio and Television — 0.1%
	Echostar DBS Corp., Sr. Notes, Variable Rate
5,000	7.78%, 10/1/08	5,137,500
	Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
1,200	10.366%, 6/15/12	1,207,500
	Paxson Communications Corp., Variable Rate
3,000	7.777%, 1/15/12 (4)	3,000,000
		$9,345,000
Real Estate — 0.1%
	Assemblies of God, Variable Rate
8,511	6.49%, 6/15/29 (4)	8,511,239
		$8,511,239
Telecommunications — 0.4%
	Qwest Corp., Sr. Notes, Variable Rate
5,850	7.741%, 6/15/13 (4)	6,339,938
	Rogers Wireless, Inc., Variable Rate
6,589	7.616%, 12/15/10	6,827,851

	Rural Cellular Corp., Variable Rate
$11,000	8.991%, 3/15/10	$11,357,500
		$24,525,289
Total Corporate Bonds & Notes (identified cost $52,636,177)		$53,725,668

Common Stocks — 0.1%

Shares	Security	Value
105,145	Hayes Lemmerz International (5)	$392,191
25	Knowledge Universe, Inc. (5)(6)(7)	62,500
86,020	Maxim Crane Works, L.P. (5)	2,752,627
Total Common Stocks (identified cost $2,574,911)		$3,207,318

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International (5)(6)(7)	5,639
Total Preferred Stocks (identified cost $17,500)		$5,639

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	69,640
Total Closed-End Investment Companies (identified cost $72,147)		$69,640

Commercial Paper — 6.3%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$50,000,000	02/07/06	AIG Funding, Inc.	4.48%	$49,962,667
38,000,000	02/06/06	Barton Capital, LLC	4.33%	37,977,147
109,570,000	02/01/06	General Electric Capital Corp.	4.48%	109,570,000
41,302,000	02/01/06	HSBC Finance Corp.	4.50%	41,302,000
24,051,000	02/03/06	Ranger Funding Co., LLC	4.30%	24,045,255
104,591,000	02/07/06	Ranger Funding Co., LLC	4.48%	104,512,905
52,440,000	02/01/06	Yorktown Capital, LLC	4.31%	52,440,000
Total Commercial Paper (at amortized cost, $419,809,974)				$419,809,974

Short-Term Investments — 0.0%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$2,000,000	02/01/06	Investors Bank and Trust Company Time Deposit	4.51%	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)				$2,000,000
Total Investments — 104.1% (identified cost, $6,933,870,911)				$6,967,478,661
Less Unfunded Loan Commitments — (5.1)%				$(342,532,484)
Net Investments — 99.0% (identified cost, $6,591,338,427)				$6,624,946,177
Other Assets, Less Liabilities — 1.0%				$68,159,457
Net Assets — 100.0%				$6,693,105,634

EUR	—	Euro
GBP	—	British Pound

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded loan commitments.
(3)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $28,176,567 or 0.4% of the Portfolio’s net assets.

(5)	Non-income producing security.
(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(7)	Restricted security.

A summary of financial instruments at January 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/28/06	Euro 5,014,469	United States Dollar 6,082,551	$(16,064)
2/28/06	Euro 7,525,219	United States Dollar 9,250,752	98,554
2/28/06	Euro 274,094,120	United States Dollar 331,927,979	(1,426,237)
2/28/06	British Pound 2,018,163	United States Dollar 3,606,558	19,408
2/28/06	British Pound 2,028,913	United States Dollar 3,588,234	(18,024)
2/28/06	British Pound 52,082,998	United States Dollar 92,033,261	(540,802)
			$(1,883,165)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(44,053)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(14,643)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	3,704
10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	262,581
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	137,525
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	18,263

6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$(42,987)
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	26,837
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(58)
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	(76)
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	75,902
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	(527)
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	14,958

5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	$(9,557)
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	(56,553)
5,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	20,048

At January 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$6,591,338,427
Gross unrealized appreciation	$46,448,153
Gross unrealized depreciation	(12,840,403)
Net unrealized appreciation	$33,607,750

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at January 31, 2006 on a federal income tax basis was $1,525,314.

At January 31, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Knowledge Universe, Inc.	10/23/04	25	$25,000	$62,500
			$25,000	$62,500
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$5,639
			$17,500	$5,639
			$42,500	$68,139

Eaton Vance Government Obligations Fund as of January 31, 2006 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2006, the value of the Fund’s investment in the Portfolio was $717,553,536, and the Fund owned approximately 87.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Government Obligations Portfolio                                                                                                as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 134.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with maturity at 2008	$3	$2,947
6.00%, with various maturities to 2026	1,750	1,785,282
6.25%, with maturity at 2008	2	1,881
6.50%, with various maturities to 2024	30,605	31,733,990
6.87%, with maturity at 2024	665	697,748
7.00%, with various maturities to 2026	22,784	23,922,495
7.09%, with maturity at 2023	2,126	2,243,415
7.25%, with maturity at 2022	2,982	3,160,188
7.31%, with maturity at 2027	767	812,516
7.50%, with various maturities to 2029	25,843	27,559,352
7.63%, with maturity at 2019	1,329	1,417,328
7.75%, with various maturities to 2018	94	99,203
7.78%, with maturity at 2022	337	362,107
7.85%, with maturity at 2020	993	1,067,322
8.00%, with various maturities to 2028	41,766	44,581,832
8.13%, with maturity at 2019	1,930	2,087,225
8.15%, with various maturities to 2021	648	689,902
8.25%, with various maturities to 2017	1,002	1,039,457
8.50%, with various maturities to 2027	18,453	20,019,614
8.75%, with various maturities to 2016	614	628,071
9.00%, with various maturities to 2032	35,326	39,112,497
9.25%, with various maturities to 2017	1,579	1,663,744
9.50%, with various maturities to 2026	8,411	9,329,173
9.75%, with various maturities to 2018	529	552,286
10.00%, with various maturities to 2025	9,264	10,430,225
10.50%, with various maturities to 2021	5,543	6,333,712
10.75%, with maturity at 2011	187	198,321
11.00%, with various maturities to 2021	8,145	9,280,907
11.25%, with maturity at 2014	147	160,921
11.50%, with various maturities to 2019	4,158	4,705,029
11.75%, with maturity at 2011	141	154,260
12.00%, with various maturities to 2019	1,624	1,878,935
12.25%, with various maturities to 2019	180	203,840
12.50%, with various maturities to 2019	3,412	3,899,176
12.75%, with various maturities to 2015	49	56,378
13.00%, with various maturities to 2019	507	590,060
13.25%, with various maturities to 2019	71	82,703
13.50%, with various maturities to 2019	912	1,046,154
14.00%, with various maturities to 2016	191	221,224
14.50%, with various maturities to 2014	25	30,270
14.75%, with maturity at 2010	48	53,510
15.00%, with various maturities to 2013	410	484,380

1

15.25%, with maturity at 2012	$28	$33,746
15.50%, with maturity at 2011	8	9,236
16.00%, with maturity at 2012	34	40,606
16.25%, with various maturities to 2012	18	22,021
		$254,485,189
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	5	4,598
4.12%, with maturity at 2033 (1)	9,587	9,632,226
4.222%, with various maturities to 2035 (1)(2)	150,058	150,759,773
4.241%, with maturity at 2035 (1)	4,648	4,670,703
4.295%, with maturity at 2022 (1)	4,234	4,278,030
4.309%, with maturity at 2020 (1)	9,709	9,746,070
4.32%, with maturity at 2022 (1)	5,223	5,277,834
4.324%, with maturity at 2026 (1)	3,342	3,342,348
4.354%, with maturity at 2036 (1)	4,721	4,744,419
4.528%, with maturity at 2036 (1)	1,916	1,929,594
5.50%, with maturity at 2014 (2)	22,089	22,281,281
6.00%, with various maturities to 2024	1,162	1,182,213
6.50%, with various maturities to 2026 (2)	103,489	107,238,630
7.00%, with various maturities to 2029	54,130	56,808,219
7.25%, with various maturities to 2023	236	243,806
7.50%, with various maturities to 2029	29,010	30,697,759
7.75%, with maturity at 2008	36	36,483
7.875%, with maturity at 2021	1,873	2,020,255
7.979%, with maturity at 2030	181	194,071
8.00%, with various maturities to 2027	36,315	38,974,055
8.25%, with various maturities to 2025	1,530	1,622,121
8.33%, with maturity at 2020	2,111	2,297,849
8.50%, with various maturities to 2027	14,722	15,903,370
8.679%, with maturity at 2021	598	653,201
8.75%, with various maturities to 2017	853	880,153
8.91%, with maturity at 2010	231	241,740
9.00%, with various maturities to 2030	6,038	6,510,677
9.125%, with maturity at 2011	141	149,291
9.25%, with various maturities to 2016	279	291,001
9.50%, with various maturities to 2030	7,831	8,624,957
9.75%, with maturity at 2019	57	64,714
9.851%, with maturity at 2021	264	299,081
9.892%, with maturity at 2025	178	200,671
10.00%, with various maturities to 2027	7,350	8,241,353
10.151%, with maturity at 2021	189	216,754
10.153%, with maturity at 2023	322	367,384
10.388%, with maturity at 2020	291	323,381
10.406%, with maturity at 2021	348	394,857
10.50%, with various maturities to 2025	2,315	2,590,523
10.646%, with maturity at 2025	182	204,502

2

11.00%, with various maturities to 2025	$3,804	$4,303,649
11.243%, with maturity at 2019	245	277,231
11.50%, with various maturities to 2020	2,588	2,929,783
11.591%, with maturity at 2018	524	598,528
11.75%, with various maturities to 2017	301	341,604
12.00%, with various maturities to 2019	5,843	6,728,342
12.061%, with maturity at 2025	148	171,015
12.25%, with various maturities to 2015	274	313,774
12.406%, with maturity at 2021	209	240,490
12.50%, with various maturities to 2021	1,683	1,929,612
12.697%, with maturity at 2015	417	486,688
12.75%, with various maturities to 2015	413	472,188
13.00%, with various maturities to 2019	994	1,137,578
13.25%, with various maturities to 2015	291	333,743
13.50%, with various maturities to 2015	842	992,839
13.75%, with maturity at 2011	10	11,207
14.00%, with maturity at 2014	6	6,039
14.50%, with maturity at 2014	31	38,217
14.75%, with maturity at 2012	625	734,137
15.00%, with various maturities to 2013	731	872,906
15.50%, with maturity at 2012	101	121,324
15.75%, with maturity at 2011	3	3,288
16.00%, with maturity at 2012	316	382,177
		$527,566,306
Government National Mortgage Assn.:
6.50%, with various maturities to 2026 (2)	80,512	83,561,085
7.00%, with various maturities to 2025 (2)	52,861	55,565,659
7.25%, with maturity at 2022	172	182,549
7.50%, with various maturities to 2024	14,909	15,807,920
8.00%, with various maturities to 2027	33,900	36,406,853
8.25%, with various maturities to 2019	357	384,945
8.30%, with maturity at 2020	143	155,477
8.50%, with various maturities to 2018	5,963	6,485,204
9.00%, with various maturities to 2027	19,852	22,000,161
9.50%, with various maturities to 2026	15,216	16,913,598
10.00%, with various maturities to 2025	5,292	5,886,583
10.50%, with various maturities to 2020	5,527	6,287,440
11.00%, with various maturities to 2020	1,868	2,145,553
11.50%, with maturity at 2013	27	29,952
12.00%, with various maturities to 2015	1,816	2,093,353
12.50%, with various maturities to 2019	701	808,570
13.00%, with various maturities to 2014	199	231,132
13.50%, with maturity at 2011	7	8,568
14.50%, with maturity at 2014	7	7,621

3

15.00%, with various maturities to 2013	$185	$224,152
16.00%, with various maturities to 2012	45	53,689
		$255,240,064
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1666, Class H, 6.25%, due 2023	2,523	2,555,048
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	4,500	4,651,697
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,381	2,416,341
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	6,726	6,842,757
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	25,639	27,457,202
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	721	756,658
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,665	1,742,893
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,392	1,473,912
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	1,072	1,105,872
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	3,221	3,412,693
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	5,642	6,023,881
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	2,826	3,004,240
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	2,138	2,231,707
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	998	1,094,257
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	1,221	1,302,738
		$66,071,896
Total Mortgage Pass-Throughs (identified cost $1,110,455,009)		$1,103,363,455

4

U.S. Treasury Obligations — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (3)	$6,000	$7,655,628
Total U.S. Treasury Obligations (identified cost, $6,259,636)		$7,655,628

Short-Term Investments — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	$7,220	$7,220,000
Total Short-Term Investments (at amortized cost, $7,220,000)		$7,220,000
Total Investments — 136.0% (identified cost $1,123,934,645)		$1,118,239,083
Other Assets, Less Liabilities — (36.0)%		$(295,768,984)
Net Assets — 100.0%		$822,470,099

(1)	Adjustable rate mortgage.
(2)	All or a portion of these securities were on loan at January 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at January 31, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/06	500 U.S. Treasury Note	Short	$(53,115,065)	$(52,867,190)	$247,875

At January 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,124,003,620
Gross unrealized appreciation	$3,245,114
Gross unrealized depreciation	(9,009,651)
Net unrealized depreciation	$(5,764,537)

5

Eaton Vance High Income Fund as of January 31, 2006 (Unaudited)

Eaton Vance High Income Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2006, the value of the Fund’s investment in the Portfolio was $712,138,839 and the Fund owned approximately 64.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

High Income Portfolio                                                                                                                      as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 2.2% (1)

	Principal
Security	Amount	Value
Broadcasting — 0.9%
Hit Entertainment, Inc., Term Loan, 9.97%, Maturing 3/3/06	$9,180,000	$9,224,752
		$9,224,752
Building Materials — 0.6%
Masonite International, Term Loan, 10.88%, Maturing 4/11/06	7,000,000	6,510,000
		$6,510,000
Gaming — 0.3%
BLB Worldwide Holdings, Term Loan, 7.83%, Maturing 3/1/06	3,500,000	3,567,085
		$3,567,085
Super Retail — 0.4%
Toys R US, Term Loan, 9.86%, Maturing 4/24/06	4,506,526	4,512,159
		$4,512,159
Total Senior, Floating Rate Interests (identified cost, $24,252,902)		$23,813,996

Corporate Bonds & Notes — 88.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.2%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$1,575	$1,681,312
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	935	953,700
		$2,635,012
Air Transportation — 1.4%
American Airlines, 7.80%, 10/1/06	7,968	7,916,001
American Airlines, 7.858%, 10/1/11	260	276,646
AMR Corp., 9.00%, 8/1/12	3,230	2,959,487
Continental Airlines, 7.033%, 6/15/11	2,705	2,493,117
Delta Air Lines, 8.30%, 12/15/29 (2)	1,005	247,481
Delta Air Lines, 9.50%, 11/18/08 (2)(3)	2,078	1,849,420
		$15,742,152
Automotive & Auto Parts — 5.5%
Altra Industrial Motion, Inc., 9.00%, 12/1/11 (3)	770	768,075
Commercial Vehicle Group, Inc., 8.00%, 7/1/13 (3)	1,230	1,248,450
Dana Credit Corp., 8.375%, 8/15/07 (3)	1,265	1,189,100
Ford Motor Credit Co., 6.50%, 1/25/07	2,340	2,315,364
Ford Motor Credit Co., 7.375%, 10/28/09	9,280	8,689,207
Ford Motor Credit Co., 7.875%, 6/15/10	4,405	4,148,739

1

Ford Motor Credit Co., Variable Rate, 7.68%, 11/2/07	$11,690	$11,461,472
General Motors Acceptance Corp., 6.125%, 9/15/06	2,325	2,300,680
General Motors Acceptance Corp., 7.00%, 2/1/12	470	448,069
General Motors Acceptance Corp., 8.00%, 11/1/31	11,790	12,054,509
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,195	1,039,650
Metaldyne Corp., 10.00%, 11/1/13	1,100	1,012,000
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,955	4,449,375
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	2,965	2,994,650
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,441,880
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,674,175
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (2)	3,811	7,146
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	2,215	1,877,212
		$60,119,753
Broadcasting — 2.1%
Nexstar Finance Holdings, LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	5,580	4,317,525
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (3)	2,200	2,367,750
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	7,400	8,325,000
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	8,430	8,324,625
		$23,334,900
Building Materials — 2.9%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12	1,325	1,106,375
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	2,745	2,937,150
Goodman Global Holdings, Sr. Notes, Variable Rate, 7.491%, 6/15/12 (3)	3,715	3,747,506
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	745	748,725
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	2,828	3,153,220
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	2,725	2,302,625
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	6,370	6,226,675
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	2,815	1,812,156
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13 (3)	3,280	3,124,200
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12 (3)	700	609,000
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (3)	6,120	6,242,400
		$32,010,032
Cable / Satellite TV — 3.6%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (2)	4,310	2,833,825
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (2)	7,585	5,025,062
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13 (3)	5,240	5,056,600
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,300

2

CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	$615	$618,844
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11	16,840	17,808,300
Kabel Deutschland GMBH, 10.625%, 7/1/14 (3)	7,785	8,213,175
		$39,571,106
Capital Goods — 3.6%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (3)	7,765	8,386,200
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	3,720	3,999,000
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15 (3)	2,370	2,458,875
Dresser, Inc., 9.375%, 4/15/11	8,975	9,491,062
Koppers, Inc., 9.875%, 10/15/13	60	65,400
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	589	656,735
Milacron Escrow Corp., 11.50%, 5/15/11	4,340	3,938,550
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	2,685	2,859,525
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	3,975	3,060,750
Rexnord Corp., 10.125%, 12/15/12	1,195	1,299,562
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	4,167	3,687,795
		$39,903,454
Chemicals — 5.0%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	3,783	4,218,045
Borden U.S. Finance / Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14 (3)	2,130	2,172,600
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	3,465	2,581,425
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,309,500
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	6,930,000
Ineos Group Holdings PLC, 8.50%, 2/15/16 (3)	6,975	6,975,000
Lyondell Chemical Co., 11.125%, 7/15/12	1,170	1,319,175
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13	3,310	3,475,500
Nova Chemicals Corp., Sr. Notes, Variable Rate, 7.561%, 11/15/13 (3)	3,525	3,586,687
OM Group, Inc., 9.25%, 12/15/11	10,260	10,311,300
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	730	715,400
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	4,885	5,220,844
PQ Corp., 7.50%, 2/15/13 (3)	1,305	1,236,487
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	880	979,000
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,505	1,651,737
		$55,682,700
Consumer Products — 1.0%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	1,905	1,952,625
Fedders North America, Inc., 9.875%, 3/1/14	2,982	1,833,930
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,260	1,379,700
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,380	1,031,550

3

Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	$2,765	$2,930,900
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,290	1,396,425
		$10,525,130
Containers — 1.0%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	3,945	3,905,550
Pliant Corp. (PIK), 11.625%, 6/15/09 (3)	2,760	2,973,263
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	3,450	3,061,875
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,220	1,287,100
		$11,227,788
Diversified Financial Services — 0.3%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	745	778,525
Residential Capital Corp., 6.875%, 6/30/15 (3)	1,945	2,094,108
		$2,872,633
Diversified Media — 2.8%
Advanstar Communications, Inc., 10.75%, 8/15/10	6,120	6,724,350
CanWest Media, Inc., 8.00%, 9/15/12	19,508	19,849,235
LBI Media, Inc., 10.125%, 7/15/12	2,020	2,158,875
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	2,760	2,045,850
Quebecor Media, Sr. Notes, 7.75%, 3/15/16 (3)	350	358,750
		$31,137,060
Energy — 6.4%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14 (3)	3,005	3,035,050
Aventine Renewable Energy Holdings, Inc., Variable Rate, 10.491%, 12/15/11 (3)	2,860	2,988,700
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13	1,450	1,433,687
Copano Energy LLC, Sr. Notes, 8.125%, 3/1/16 (3)	805	805,000
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	1,160	1,209,300
El Paso Corp., Sr. Notes, 9.625%, 5/15/12 (3)	2,880	3,276,000
El Paso Production Holding Co., 7.75%, 6/1/13	630	669,375
Encore Acquisition Co., Sr. Sub Notes, 7.25%, 12/1/17	2,800	2,828,000
Giant Industries, 8.00%, 5/15/14	2,845	2,973,025
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	10,010	9,134,125
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	4,700	4,453,250
Northwest Pipeline Corp., 8.125%, 3/1/10	825	881,719
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (3)	1,225	1,316,875
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	665	749,787
Petrobras International Finance Co., 7.75%, 9/15/14	670	735,325
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,268,612
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,615,601
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,809,090
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15 (3)	3,065	3,172,275
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,289,711
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	6,810	6,980,250

4

United Refining Co., Sr. Notes, 10.50%, 8/15/12	$4,175	$4,488,125
Verasun Energy Corp., 9.875%, 12/15/12 (3)	3,555	3,661,650
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,265	1,511,675
		$70,286,207
Entertainment/Film — 0.9%
AMC Entertainment, Inc., 11.00%, 2/1/16 (3)	2,310	2,321,550
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	2,700	2,578,500
AMC Entertainment, Inc., Variable Rate, 8.59%, 8/15/10	695	717,587
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	7,210	4,434,150
		$10,051,787
Environmental — 1.0%
Aleris International, Inc., 9.00%, 11/15/14	2,968	3,116,400
Aleris International, Inc., 10.375%, 10/15/10	2,895	3,198,975
Waste Services, Inc., Sr. Sub Notes, 9.50%, 4/15/14	4,810	4,882,150
		$11,197,525
Food & Drug Retail — 0.9%
Rite Aid Corp., 6.125%, 12/15/08 (3)	3,845	3,691,200
Rite Aid Corp., 7.125%, 1/15/07	4,265	4,296,987
Rite Aid Corp., 8.125%, 5/1/10	2,415	2,475,375
		$10,463,562
Food / Beverage / Tobacco — 2.5%
American Seafoods Group, LLC, 10.125%, 4/15/10	6,165	6,519,487
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	5,130	4,155,300
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	3,900	3,997,500
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	5,720	5,534,100
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	6,370	5,685,225
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	1,632	1,740,120
		$27,631,732
Gaming — 5.3%
CCM Merger, Inc., 8.00%, 8/1/13 (3)	1,480	1,450,400
Chukchansi EDA, Sr. Notes, Variable Rate, 8.06%, 11/15/12 (3)	3,320	3,411,300
Eldorado Casino Shreveport, 10.00%, 8/1/12	890	698,819
Galaxy Entertainment Finance, 9.655%, 12/15/10 (3)	2,800	2,863,000
Galaxy Entertainment Finance, 9.875%, 12/15/12 (3)	3,800	3,914,000
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13 (3)	2,385	2,385,000
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	3,720	3,654,900
Majestic Star Casino, LLC, 9.50%, 10/15/10	1,825	1,957,312
Majestic Star Casino, LLC, 9.75%, 1/15/11 (3)	2,715	2,789,662
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	1,570	1,662,237
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	4,355	4,289,675
San Pasqual Casino, 8.00%, 9/15/13 (3)	3,740	3,805,450

5

Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	$11,250	$11,123,437
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15 (3)	2,825	2,877,969
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12 (3)	10,434	11,164,380
		$58,047,541
Healthcare — 4.8%
Accellent, Inc., 10.50%, 12/1/13 (3)	4,200	4,410,000
AMR HoldCo, Inc./Emcare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	4,530	4,847,100
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	5,300	3,458,250
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	3,715	3,696,425
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12	1,580	1,682,700
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	8,415	9,382,725
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13 (3)	2,370	2,393,700
Service Corp. International, Sr. Notes, 7.00%, 6/15/17 (3)	1,240	1,264,800
US Oncology, Inc., 9.00%, 8/15/12	2,665	2,844,888
US Oncology, Inc., 10.75%, 8/15/14	5,315	5,899,650
Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes, 9.00%, 10/1/14	5,965	6,322,900
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	1,725	1,813,406
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	4,715	4,697,319
		$52,713,863
Homebuilders / Real Estate — 0.1%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	510	555,900
Stanley-Martin Co., 9.75%, 8/15/15 (3)	955	888,150
		$1,444,050
Hotels — 1.1%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 8.83%, 6/1/11	1,660	1,734,700
Host Marriot L.P., Series O, 6.375%, 3/15/15	510	506,175
Meristar Hospitality Corp., 9.00%, 1/15/08	1,925	2,002,000
Meristar Hospitality Corp., 9.125%, 1/15/11	1,470	1,598,625
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	5,840	6,161,200
		$12,002,700
Leisure — 2.2%
Six Flags Theme Parks, Inc., Sr. Notes, 8.875%, 2/1/10	6,280	6,405,600
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	9,600	10,728,000
Universal City Florida Holding, Sr. Notes, Variable Rate, 9.43%, 5/1/10	7,345	7,418,450
		$24,552,050
Metals / Mining — 0.6%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	1,665	1,839,825
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15 (3)	4,575	4,346,250
		$6,186,075

6

Paper — 3.5%
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	$1,875	$1,980,469
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	5,743,075
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	7,995	8,294,813
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	2,470	2,198,300
NewPage Corp., 10.00%, 5/1/12	8,055	8,175,825
Stone Container Corp., 7.375%, 7/15/14	3,260	2,925,850
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	8,555	8,833,038
		$38,151,370
Publishing / Printing — 3.0%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	7,379	6,788,680
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	1,615	1,641,244
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	740	820,475
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	7,595	8,240,575
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13 (3)	2,480	2,281,600
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13 (3)	4,470	4,123,575
R.H. Donnelley Corp., Sr. Notes, 8.875%, 1/15/16 (3)	6,925	7,037,531
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14 (3)	1,655	1,617,763
		$32,551,443
Railroad — 0.7%
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	5,190	5,734,950
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,290	1,470,600
		$7,205,550
Restaurants — 0.2%
EPL Finance Corp., Sr. Notes, 11.75%, 11/15/13 (3)	2,455	2,504,100
		$2,504,100
Services — 3.6%
Hertz Corp., Sr. Notes, 8.875%, 1/1/14 (3)	9,325	9,674,688
Hertz Corp., Sr. Sub. Notes, 10.50%, 1/1/16 (3)	5,670	5,953,500
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (3)	1,015	989,625
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (3)	2,545	2,443,200
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,640	2,349,600
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,555	5,791,088
NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK), 11.75%, 1/1/12	3,001	3,008,218
Safety Products Holdings, Sr. Notes (PIK), 11.75%, 1/1/12 (3)	1,165	1,167,397
United Rentals North America, Inc., 6.50%, 2/15/12	930	920,700
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	7,900	7,524,750
		$39,822,766

7

Steel — 0.3%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$2,915	$3,366,825
		$3,366,825
Super Retail — 2.6%
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	3,815	3,767,313
GSC Holdings Corp., 8.00%, 10/1/12 (3)	11,250	10,982,813
GSC Holdings Corp., Variable Rate, 8.405%, 10/1/11 (3)	4,515	4,582,725
Neiman Marcus Group, Inc., Sr. Notes, 9.00%, 10/15/15 (3)	3,435	3,580,988
Neiman Marcus Group, Inc., Sr. Sub. Notes, 10.375%, 10/15/15 (3)	5,425	5,621,656
		$28,535,495
Technology — 4.6%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	7,830	8,280,225
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	1,755	1,561,950
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	7,080	6,265,800
CPI Holdco, Inc., Sr. Notes, Variable Rate, 10.561%, 2/1/15	1,545	1,591,350
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	868	907,060
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13 (3)	5,060	5,287,700
Sungard Data Systems, Inc., Sr. Notes, Variable Rate, 9.431%, 8/15/13 (3)	1,170	1,219,725
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15 (3)	11,300	11,413,000
UGS Corp., 10.00%, 6/1/12	12,660	13,989,300
		$50,516,110
Telecommunications — 7.7%
AirGate PCS, Inc., Variable Rate, 8.35%, 10/15/11	1,350	1,404,000
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	7,270	8,178,750
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	4,105	4,515,500
Centennial Communications Corp., Sr. Notes, Variable Rate, 10.25%, 1/1/13 (3)	2,335	2,399,213
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	2,600	2,743,000
Inmarsat Finance PLC, 7.625%, 6/30/12	3,429	3,544,729
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 9.609%, 1/15/12 (3)	7,410	7,576,725
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	12,000	11,040,000
IWO Holdings, Inc., 10.75%, (0.00% until 2010) 1/15/15	2,470	1,833,975
IWO Holdings, Inc., Variable Rate, 8.35%, 1/15/12	675	703,688
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	125	126,563
New Skies Satellites NV, Sr. Notes, Variable Rate, 9.573%, 11/1/11	2,525	2,644,938
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	5,500	5,912,500
Qwest Communications International, Inc., 7.25%, 2/15/11	1,525	1,540,250

8

Qwest Communications International, Inc., Sr. Notes, 7.50%, 2/15/14 (3)	$10,750	$10,911,250
Qwest Corp., Sr. Notes, 7.625%, 6/15/15 (3)	2,510	2,651,188
Rogers Wireless, Inc., 7.50%, 3/15/15	2,170	2,365,300
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	1,610	1,714,650
Rogers Wireless, Inc., Variable Rate, 7.616%, 12/15/10	3,870	4,010,288
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (3)	2,030	2,167,025
U.S. West Communications, Debs., 7.20%, 11/10/26	585	565,988
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	5,915	6,521,288
		$85,070,808
Textiles / Apparel — 3.1%
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	3,560	3,769,150
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	9,570	10,909,800
Levi Strauss & Co., Sr. Notes, Variable Rate, 9.28%, 4/1/12	3,020	3,110,600
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	6,665	6,856,619
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,325	3,300,063
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,350	1,383,750
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,831,900
Quiksilver, Inc., 6.875%, 4/15/15	1,650	1,592,250
		$34,754,132
Transportation Ex Air / Rail — 0.6%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	1,785	1,490,475
Horizon Lines, LLC, 9.00%, 11/1/12	2,837	3,010,766
Quality Distribution, LLC/QD Capital Corp., Variable Rate, 9.10%, 1/15/12	2,100	2,002,875
		$6,504,116
Utilities — 3.0%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (3)	2,030	2,217,775
AES Corp., Sr. Notes, 8.875%, 2/15/11	457	495,845
AES Corp., Sr. Notes, 9.00%, 5/15/15 (3)	1,585	1,743,500
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,495	2,814,930
Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	3,205	3,108,850
Mirant North America LLC, Sr. Notes, 7.375%, 12/31/13 (3)	1,895	1,937,638
Mission Energy Holding Co., 13.50%, 7/15/08	3,895	4,518,200
NRG Energy, Inc., 8.00%, 12/15/13	1,422	1,592,640
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	6,960	7,116,600
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,431,050
		$32,977,028
Total Corporate Bonds & Notes (identified cost, $948,845,072)		$971,298,555

9

Convertible Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value
Amkor Technologies, Inc., 5.75%, 6/1/06	$1,580	$1,576,050
Kerzner International Ltd., 2.375%, 4/15/24 (3)	2,720	3,376,200
L-3 Communications Corp., 3.00%, 8/1/35 (3)	3,890	4,016,425
Nortel Networks Ltd., 4.25%, 9/1/08	275	262,281
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,088,531
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,185	1,025,025
XM Satellite Radio, Inc., 1.75%, 12/1/09 (3)	2,450	2,119,250
Total Convertible Bonds (identified cost, $13,261,521)		$13,463,762

Common Stocks — 1.6%

Security	Shares	Value
Gaming — 0.8%
Shreveport Gaming Holdings, Inc. (4)(5)	6,014	$107,350
Trump Entertainment Resorts, Inc. (5)	427,818	8,391,650
		$8,499,000
Telecommunications — 0.2%
Crown Castle International Corp. (5)	49,828	1,575,561
New Skies Satellites Holdings, Ltd.	35,300	766,893
		$2,342,454
Utilities — 0.6%
Mirant Corp. (5)	223,920	6,267,521
		$6,267,521
Total Common Stocks (identified cost, $12,338,831)		$17,108,975

10

Convertible Preferred Stocks — 1.5%

Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	32,900	$3,347,575
Chesapeake Energy Corp., 5.00% (3)	14,401	1,605,711
Chesapeake Energy Corp., 5.00%	11,225	2,433,019
		$7,386,305
Telecommunications — 0.7%
Crown Castle International Corp., (PIK)	138,027	7,729,512
		$7,729,512
Utilities — 0.1%
NRG Energy, Inc., 4.00% (3)	865	1,158,776
		$1,158,776
Total Convertible Preferred Stocks (identified cost, $12,842,841)		$16,274,593

Miscellaneous — 0.0%

Security	Shares	Value
Gaming — 0.0%
Trump Atlantic City (4)(5)	6,815,000	$262,378
		$262,378
Utilities — 0.0%
Mirant Corp., Escrow Certificate (3)(4)	1,440,000	57,600
Mirant Corp., Escrow Certificate (4)	3,200,000	128,000
		$185,600
Total Miscellaneous (identified cost, $0)		$447,978

11

Warrants — 0.3%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Ono Finance PLC, Exp. 3/16/11 (3)(4)(5)	3,370	$232,530
Ono Finance PLC, Exp. 5/31/09 (4)(5)	9,690	295,545
Ono Finance PLC, Exp. 5/31/09 (4)(5) EUR	3,390	109,087
		$637,162
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	13,600	0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests (4)(5)(6)	25,351	152,107
		$152,107
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06 (4)(5)(6)	1,244	12
		$12
Technology — 0.0%
Asat Finance, Exp. 11/1/06 (3)(4)(5)	5,660	3,283
		$3,283
Telecommunications — 0.2%
American Tower Corp., Exp. 8/1/08 (3)(5)	5,070	2,210,032
		$2,210,032
Transportation Ex Air/Rail — 0.0%
Quality Distribution, Inc., Exp. 1/15/07 (4)(5)	3,266	34,228
		$34,228
Total Warrants (identified cost, $1,070,114)		$3,036,824

Commercial Paper — 3.2%

Security	Principal Amount (000’s omitted)	Value
HSBC Finance Corp., 4.50%, 2/1/06	$35,722	$35,722,000
Total Commercial Paper (at amortized cost, $35,722,000)		$35,722,000

12

Short-Term Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 98.3% (identified cost, $1,050,333,281)		$1,083,166,683
Other Assets, Less Liabilities — 1.7%		$19,125,017
Net Assets — 100.0%		$1,102,291,700

EUR	—	Euro
PIK	—	Payment In Kind.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $274,823,714 or 24.9% of the Fund’s net assets.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)	Non-income producing security.
(6)	Restricted security.

13

A summary of financial instruments at January 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For (in U.S. dollars)	Net Unrealized Depreciation
2/15/06	Euro 2,205,900	$2,671,345	$(9,379)
		$2,671,345	$(9,379)

At January 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under this contract.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,053,046,660
Gross unrealized appreciation	$48,092,761
Gross unrealized depreciation	(17,972,738)
Net unrealized appreciation	$30,120,023

Restricted Securities

At January 31, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition		Shares/Face	Cost	Fair Value
Common Stocks and Warrants
New World Coffee, Warrants, Exp. 6/15/06	9/15/02	-	1,244	$0	$12
	7/15/02
	9/30/02
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99		25,351	0	152,107
				$0	$152,119

14

Eaton Vance Low Duration Fund as of January 31, 2006 (Unaudited)

Eaton Vance Low Duration Fund (the Fund), is a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2006, the Fund owned approximately 99.7% of Investment Portfolio’s outstanding interests, approximately 0.7% of Government Obligations Portfolio’s outstanding interests and approximately 0.1% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedules of Investments at January 31, 2006 is set forth below.

Investment	Value	% of Net Assets
Investment Portfolio (identified cost, $42,185,401)	$41,707,503	80.1%
Government Obligations Portfolio (identified cost, $7,506,857)	$5,797,819	11.1%
Floating Rate Portfolio (identified cost, $4,919,251)	$4,935,989	9.5%
Total Investments — 100.7% (identified cost, $54,611,509)	$52,441,311	100.7%
Other Assets, Less Liabilities	$(358,352)	(0.7)%
Net Assets — 100.0%	$52,082,959	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Investment Portfolio                                                                                                                          as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 90.5%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC:
4.12%, with various maturities to 2037 (1)	$1,643	$1,656,622
8.00%, with various maturities to 2025	2,850	2,974,278
9.25%, with maturity at 2017	365	377,688
		$5,008,588
FNMA:
4.022%, with maturity at 2018 (1)	280	279,578
4.222%, with various maturities to 2035 (1)	3,230	3,245,316
4.324%, with maturity at 2027 (1)	6,066	6,071,502
4.354%, with maturity at 2036 (1)	1,574	1,581,473
4.528%, with maturity at 2036 (1)	1,836	1,848,879
9.00%, with maturity at 2011	1,312	1,362,825
9.50%, with various maturities to 2022	3,542	3,838,572
15.00%, with maturity at 2013	1,815	2,160,359
		$20,388,504
GNMA:
11.00%, with maturity at 2016	177	197,952
		$197,952
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,269,260
FHLMC, Series 1666, Class H, 6.25%, due 2023	1,338	1,355,088
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	544	547,814
FHLMC, Series 2132, Class FB, 5.33%, due 2029 (2)	1,607	1,647,851
FHLMC, Series 2791, Class FI, 4.82%, due 2031 (2)	2,506	2,516,207
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,038,985
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	1,276	1,316,515
FNMA, Series G97-4, Class FA, 5.27%, due 2027 (2)	540	548,040
		$12,239,760
Total Mortgage Pass-Throughs (identified cost $38,313,554)		$37,834,804

1

Short-Term Investments — 9.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Banque National De Paris Time Deposit, 4.46%, 2/1/06	$2,043	$2,042,896
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	1,740	1,740,000
Total Short-Term Investments (at amortized cost, $3,782,896)		$3,782,896
Total Investments — 99.5% (identified cost $42,096,450)		$41,617,700
Other Assets, Less Liabilities — 0.5%		$194,980
Net Assets — 100.0%		$41,812,680

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GNMA	—	Government National Mortgage Association (Ginnie Mae)
(1)		Adjustable rate mortgage.
(2)		Floating-rate security

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$42,096,450
Gross unrealized appreciation	$34,720
Gross unrealized depreciation	(513,470)
Net unrealized depreciation	$(478,750)

See notes to financial statements

2

Eaton Vance Strategic Income Fund as of January 31, 2006 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), is a non-diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. In so doing, the Fund invests primarily (over 50% of net assets) in Strategic Income Portfolio. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2006, the Fund owned approximately 98.7% of Strategic Income Portfolio’s outstanding interests, approximately 5.7% of High Income Portfolio’s outstanding interests and approximately 1.8% of Floating Rate Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2006 is set forth below followed by the Schedule of Investments of Strategic Income Portfolio.

Investment	Value	% of Net Assets
Strategic Income Portfolio (identified cost, $473,180,601)	$468,068,111	71.9%
High Income Portfolio (identified cost, $63,130,843)	$63,320,745	9.7%
Floating Rate Portfolio (identified cost, $121,765,720)	$121,995,653	18.7%
Total Investments (identified cost, $658,077,164)	$653,384,509	100.3%
Other Assets, Less Liabilities	$(2,181,759)	(0.3)%
Net Assets	$651,202,750	100.0%

Strategic Income Portfolio                                                                                                              as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 84.7%

Security	Principal	U.S. $ Value
Brazil — 0.7%
Republic of Brazil, 12.50%, 1/5/16	BRL 6,870,000	$3,179,478
Total Brazil (identified cost $2,808,484)		$3,179,478
Chile — 0.7%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15	3,000,000	$3,176,400
Total Chile (identified cost $3,000,000)		$3,176,400
Egypt — 2.0%
CSFB Egyptian Credit Linked Note, 0.00%, 2/28/06	EGP 17,335,000	3,006,417
CSFB Egyptian Credit Linked Note, 0.00%, 2/28/06	EGP 37,575,000	6,516,304
Total Egypt (identified cost $9,527,774)		$9,522,721
Indonesia — 1.2%
APP Finance VI, 0.00%, 11/18/12 (1)(2)(3)	4,000,000	100,000
APP Finance VII, 3.50%, 4/30/03 (1)(2)(3)	2,000,000	120,000
DGS International Finance, 10.00%, 6/1/07 (1)(3)	2,000,000	32,000
Indah Kiat International Finance, 12.50%, 6/15/06 (1)(3)	1,000,000	640,000
Indonesia Recapital, 14.00%, 6/15/09	IDR 45,000,000,000	4,987,597
Total Indonesia (identified cost $11,213,791)		$5,879,597
Morocco — 0.1%
Snap Ltd., 11.50%, 1/29/09	DEM 716,595	447,131
Total Morocco (identified cost $370,152)		$447,131
Philippines — 0.2%
Bayan Telecommunications, 13.50%, 7/15/06 (1)(3)(4)	2,000,000	730,000
Total Philippines (identified cost $1,917,237)		$730,000
Vietnam — 0.2%
Socialist Republic of Vietnam, 6.875%, 1/15/16 (4)	1,000,000	1,032,500
Total Vietnam (identified cost $982,536)		$1,032,500
United States — 79.6%
Corporate Bonds & Notes — 0.8%
Baltimore Gas and Electric, 6.73%, 6/12/12	400,000	426,637
BellSouth Capital Funding, 6.04%, 11/15/26	300,000	302,770
Coca-Cola Enterprise, 7.00%, 10/1/26	375,000	427,747
Eaton Corp., 8.875%, 6/15/19	500,000	644,581

1

Ford Holdings, 9.30%, 3/1/30	1,000,000	$795,000
Ingersoll-Rand Co., 6.48%, 6/1/25	1,050,000	1,149,638
Total Corporate Bonds & Notes (identified cost, $3,762,502)		$3,746,373
Collateralized Mortgage Obligations — 11.3%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23	1,170,997	1,214,613
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26	969,635	999,351
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27	3,742,997	3,861,783
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22	915,820	972,451
Federal National Mortgage Association, Series 1992-180, Class F, 5.68%, 10/25/22 (5)	3,989,401	4,093,450
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23	1,243,408	1,285,852
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	2,908,630	3,044,513
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	3,961,659	4,195,765
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	2,681,868	2,806,888
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	7,067,298	7,145,950
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	3,523,526	3,687,538
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,252,932	2,419,906
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	891,622	933,201
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	3,038,059	3,230,191
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	863,021	906,192
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	4,292,974	4,450,180
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	978,463	1,013,314
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,113,834
Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	2,391,239	2,391,239
Total Collateralized Mortgage Obligations (identified cost, $54,040,308)		$53,766,211

2

Mortgage Pass-Throughs — 65.0%
Federal Home Loan Mortgage Corp.:
4.637% with maturity at 2023 (6)	2,335,712	$2,385,294
6.00% with maturity at 2024	8,461,901	8,644,542
6.50% with various maturities to 2024	5,956,896	6,178,187
7.00% with various maturities to 2024	4,098,475	4,307,925
7.31% with maturity at 2026	812,196	860,089
7.50% with various maturities to 2026	8,834,391	9,397,528
7.95% with maturity at 2022	1,072,057	1,159,856
8.00% with various maturities to 2021	405,727	422,380
8.15% with maturity at 2021	801,295	815,444
8.30% with maturity at 2021	574,057	626,183
8.47% with maturity at 2018	500,796	545,728
8.50% with various maturities to 2028	3,894,754	4,262,285
9.00% with various maturities to 2027	2,396,811	2,645,892
9.25% with various maturities to 2016	370,788	383,095
9.50% with various maturities to 2027	881,904	986,626
9.75% with various maturities to 2020	95,610	102,202
10.00% with various maturities to 2025	844,776	948,041
10.25% with maturity at 2013	232,353	244,176
10.50% with various maturities to 2021	1,396,416	1,602,147
11.00% with various maturities to 2019	2,301,303	2,626,574
11.25% with maturity at 2010	27,059	29,278
12.50% with various maturities to 2019	287,434	328,477
12.75% with maturity at 2013	22,189	24,376
13.25% with maturity at 2013	4,505	5,116
13.50% with maturity at 2019	26,169	29,982
		$49,561,423
Federal National Mortgage Association:
4.12% with various maturities to 2033 (6)	49,806,523	50,068,223
4.222% with various maturities to 2035 (6)	102,520,426	102,998,443
4.241% with maturity at 2035 (6)	14,812,310	14,885,034
4.324% with maturity at 2022 (6)	5,232,413	5,287,472
4.372% with maturity at 2025 (6)	4,048,725	4,044,379
4.572% with maturity at 2024 (6)	3,269,900	3,286,799
4.643% with maturity at 2023 (6)	903,228	907,491
5.609% with maturity at 2028 (6)	1,194,350	1,213,052
6.50% with various maturities to 2028	8,725,465	9,035,004
7.00% with various maturities to 2024	2,079,850	2,182,486
7.50% with various maturities to 2026	14,360,041	15,165,273
8.00% with various maturities to 2028	16,229,854	17,429,334
8.50% with various maturities to 2026	531,439	557,868
8.91% with maturity at 2010	230,742	241,259
9.00% with various maturities to 2024	1,751,209	1,903,168
9.03% with maturity at 2028	2,391,312	2,634,389

3

9.50% with various maturities to 2030	3,541,786	$3,942,117
10.50% with maturity at 2020	182,582	210,771
11.00% with various maturities to 2025	210,091	238,041
11.50% with maturity at 2019	233,163	266,134
12.00% with maturity at 2015	147,845	169,412
12.50% with maturity at 2015	810,864	928,848
12.75% with maturity at 2014	25,481	30,342
13.00% with various maturities to 2015	297,255	345,928
13.50% with various maturities to 2015	142,790	165,190
14.75% with maturity at 2012	480,285	567,623
		$238,704,080
Government National Mortgage Association:
7.00% with various maturities to 2024	4,078,678	4,296,993
7.50% with various maturities to 2028	5,075,477	5,430,571
7.75% with maturity at 2019	49,249	52,952
8.00% with various maturities to 2023	1,967,448	2,125,801
8.30% with various maturities to 2020	530,741	575,689
8.50% with various maturities to 2021	382,806	413,113
9.00% with various maturities to 2025	1,471,061	1,623,189
9.50% with various maturities to 2026	4,490,783	5,060,636
12.50% with maturity at 2019	347,221	398,279
13.50% with maturity at 2014	26,512	31,900
		$20,009,123
Total Mortgage Pass-Throughs (identified cost, $309,826,093)		$308,274,626
Auction Preferred Shares — 1.0%
Investment Grade Municipal Fund, Series A, Variable Rate, 4.50% (6)	41	2,050,000
Van Kamp American Municipal Opportunities Fund, Series A, Variable Rate, 4.69% (6)	100	2,500,000
Total Auction Preferred Shares (indentified cost, $4,550,000)		$4,550,000
Auction Rate Certificates — 1.1%
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 4.48%, 7/1/32 (6)	2,475,000	2,475,000
Colorado Educational and Cultural Facilities Authority, (The Nature Conservancy), Variable Rate Demand Note, 4.55%, 7/1/33 (6)	3,000,000	3,000,000
Total Auction Rate Certificates (identified cost, $5,475,000)		$5,475,000

4

U.S. Treasury Obligations — 0.4%
United States Treasury Bond, 7.875%, 2/15/21 (7) -(identified cost, $1,824,613)	1,500,000	$2,004,083
Total United States (identified cost $379,478,516)		$377,816,293
Total Bonds & Notes (identified cost, $409,298,490)		$401,784,120

Common Stocks — 0.1%

Security	Shares	Value
Indonesia — 0.1%
Business Services — 0.1%
APP China (1)	8,155	$438,331
		$438,331
Total Indonesia (identified cost $1,522,635)		$438,331
Total Common Stocks (identified cost $1,522,635)		$438,331

Commercial Paper — 11.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Autobahn Funding Co., LLC, 4.41%, 2/3/06	15,000	$14,996,325
Giro Balanced Funding Corp., 4.49%, 2/14/06	20,000	19,967,572
Gotham Funding Corp., 4.41%, 2/1/06	20,000	20,000,000
Total Commercial Paper (at amortized cost, $54,963,897)		$54,963,897

Short-Term Investments — 2.6%

Security	Principal	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	12,245,000	$12,245,000
Total Short-Term Investments (at amortized cost, $12,245,000)		$12,245,000

5

Call Options Purchased — 0.3%

	Contracts
Security	(000’s omitted)	Value
Kospi 200 Index, Expires 3/12/07, Strike Price 143.946	37,083	$1,360,371
Taiwan SE Index, Expires 3/12/07, Strike Price 6808.125	32	349,780
Total Call Options Purchased (at identified cost, $641,472)		$1,710,151
Total Investments — 99.3% (identified cost $478,671,494)		$471,141,499
Other Assets, Less Liabilities — 0.7%		$3,262,687
Net Assets — 100.0%		$474,404,186

BRL	—	Brazilian Real
DEM	—	Deutsche Mark
EGP	—	Egyptian Pound
IDR	—	Indonesian Rupiah

(1)	Non-income producing security.
(2)	Convertible bond.
(3)	Defaulted security.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $1,762,500 or 0.4% of the net assets.

(5)	Floating-Rate.
(6)	Adjustable rate securities. Rates shown are the rates at period end.
(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

6

A summary of financial instruments at January 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
02/07/06	Canadian Dollar 7,520,000	United States Dollar 6,536,118	$(42,455)
02/17/06	Chilean Peso 1,639,500,000	United States Dollar 3,130,848	17,976
02/02/06	Euro 5,377,000	United States Dollar 6,524,989	(4,302)
04/13/06	Euro 4,000,000	United States Dollar 4,835,196	(41,711)
02/03/06	Japanese Yen 1,050,000,000	United States Dollar 9,114,583	144,083
02/10/06	Japanese Yen 3,293,000,000	United States Dollar 28,538,002	380,105
02/13/06	Peruvian Sol 21,076,000	United States Dollar 6,114,125	(239,638)
			$214,058

7

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
02/07/06	Canadian Dollar 7,520,000	United States Dollar 6,543,369	$35,204
02/02/06	Euro 5,377,000	United States Dollar 6,504,815	24,476
02/08/06	Euro 5,330,000	United States Dollar 6,556,166	(81,606)
02/16/06	Euro 5,377,000	United States Dollar 6,530,528	4,274
02/06/06	Indonesian Rupiah 120,000,000,000	United States Dollar 12,627,592	144,384
02/13/06	Indonesian Rupiah 113,000,000,000	United States Dollar 12,066,204	(59,548)
02/17/06	Icelandic Kroner 448,754,000	Euro 6,020,957	(128,326)
02/17/06	Icelandic Kroner 200,000,000	Euro 2,652,133	(28,090)
02/27/06	Icelandic Kroner 637,296,000	Euro 8,449,232	(109,477)
02/06/06	Korean Won 25,547,000,000	United States Dollar 25,913,153	572,185
02/02/06	Philippines Peso 343,000,000	United States Dollar 6,485,035	92,146
02/06/06	Romanian Leu 7,100,000	Euro 1,930,030	36,494
4/13/06	Romanian Leu 14,452,000	United States Dollar 4,836,033	(7,267)
10/27/06	Romanian Leu 27,425,000	Euro 7,432,249	(73,253)
02/10/06	Singapore Dollar 18,550,000	United States Dollar 11,443,553	(9,834)
02/14/06	Slovakia Koruna 709,532,000	Euro 18,195,928	966,342
02/28/06	Slovakia Koruna 704,790,000	Euro 18,882,822	(27,043)
02/09/06	Turkish Lira 12,938,000	United States Dollar 9,632,939	126,917
02/21/06	Turkish Lira 7,035,600	United States Dollar 5,223,550	68,022
			$1,546,000

8

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date(s)	Contracts	Position	Cost	Value	(Depreciation)
03/06	80 Nikkei 225	Long	$6,220,000	$6,628,000	$408,000
03/06	36 DAX Index	Long	5,823,358	6,222,802	399,444
03/06	46 Japan 10 Year Bond	Short	(53,656,516)	(53,801,905)	(145,389)
					$662,055

Descriptions of the underlying instruments to Futures Contracts:

Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. DAX Index: The German Stock Index is a total return index of 30 selected blue chip stocks traded on the Frankfurt Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

At January 31, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

Total Return Swaps

The Portfolio has entered into a total return swap agreement with Morgan Stanley and Co. International Limited whereby the Portfolio makes quarterly payments at a rate equal to the three-month LIBOR minus 2.50% on the notional amount of $5,000,000 plus the price depreciation of the MSCI Turkey Index on the same notional amount. In exchange, the Portfolio receives payments equal to the price appreciation of the MSCI Turkey Index on the same notional amount. The value of the contract, which terminates on May 18, 2006 is recorded as a receivable for open swap contracts of $1,577,215, at January 31, 2006

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
4,000,000 USD	4/6/2009	Agreement with JP Morgan Chase Bank dated 4/6/2004 to pay 3.60% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(292,123)
10,000,000 USD	4/20/2010	Agreement with JP Morgan Chase Bank dated 4/1/2005 to pay 3.16% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(659,466)

9

5,000,000 USD	4/6/2014	Agreement with Morgan Stanley Capital Services Inc. dated 4/6/2004 to pay 4.05% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	$(606,307)
4,000,000 USD	1/29/2009	Agreement with Morgan Stanley Capital Services Inc. dated 1/29/2004 to pay 3.40% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Morgan Stanley Capital Services Inc. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Morgan Stanley Capital Services Inc.	$(262,595)
50,000,000 USD	6/20/2015	Agreement with Goldman Sachs Capital Markets L.P., dated 6/16/2005 to pay 0.29% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	$(110,780)
30,000,000 USD	6/20/2020	Agreement with Goldman Sachs Capital Markets L.P., dated 3/23/2005 to pay 0.20% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Goldman Sachs Capital Markets L.P. agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Goldman Sachs Capital Markets L.P.	$237,119

10

6,000,000 USD	1/20/2011	Agreement with Barclays Bank, PLC dated 1/18/2006 to pay 0.75% per year times the notional amount. In exchange for that periodic payment, upon a default event in the Arab Republic of Egypt, Barclays Bank, PLC agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by the Arab Republic of Egypt to Barclays Bank, PLC.	$(24,799)
20,000,000 USD	6/20/2020	Agreement with Credit Suisse First Boston dated 3/23/2005 to pay 0.195% per year times the notional amount. In exchange for that periodic payment, upon a default event in Greece, Credit Suisse First Boston agrees to pay the Portfolio the notional amount of the swap. To receive that payment, the Portfolio must deliver a bond (with par value equal to the notional amount of the swap) issued by Greece to Credit Suisse First Boston.	$168,216

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$481,519,556
Gross unrealized appreciation	$2,660,301
Gross unrealized depreciation	(13,038,358)
Net unrealized depreciation	$(10,378,057)

The net unrealized appreciation on foreign currency, swaps, forwards and futures contracts at January 31, 2006 on a federal income tax basis was $2,437,431.

11

Eaton Vance Tax-Managed International Equity Fund as of January 31, 2006 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2006, the value of the Fund’s investment in the Portfolio was $89,122,271 and the Fund owned approximately 48.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed International Equity Portfolio                                                                             as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace and Defense — 1.1%
Empresa Brasileira de Aeronautica SA ADR	51,000	$2,073,150
		$2,073,150
Airport Operator/Development — 0.6%
BAA PLC	93,500	1,040,008
		$1,040,008
Automobiles — 3.5%
DaimlerChrysler AG	18,000	1,031,760
Honda Motor Co., Ltd.	38,000	2,152,056
Toyota Motor Corp.	60,000	3,103,735
		$6,287,551
Banking — 18.4%
Anglo Irish Bank Corp. PLC	77,400	1,222,067
Australia and New Zealand Banking Group, Ltd.	68,500	1,291,491
Banco Bilbao Vizcaya Argentaria SA	66,700	1,347,287
Banco Santander Central Hispano SA	75,000	1,074,876
Bank of Ireland	66,500	1,137,936
Barclays PLC	300,000	3,201,051
BNP Paribas SA	15,000	1,336,281
Danske Bank A/S	26,700	937,149
DBS Group Holdings, Ltd.	172,000	1,740,532
Deutsche Bank AG	9,000	966,870
HBOS PLC	50,000	878,808
HSBC Holdings PLC	151,780	2,521,044
Mitsubishi Tokyo Financial Group, Inc.	375	5,409,891
Orix Corp.	15,300	3,962,026
Societe Generale	10,300	1,359,168
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	990,722
UBS AG	38,800	4,211,603
		$33,588,802
Beverages — 3.5%
Diageo PLC	90,000	1,338,457
Fomento Economico Mexicano SA de C.V. ADR	44,000	3,446,960
SABMiller PLC	76,000	1,545,054
		$6,330,471
Business Services — 3.7%
Mitsubishi Corp.	290,000	6,777,636
		$6,777,636
Chemicals — 0.9%
BASF AG	20,000	1,575,359
		$1,575,359

1

Computer Software — 0.2%
UbiSoft Entertainment SA (1)	10,000	$425,135
		$425,135
Consumer Electronics — 2.6%
Canon, Inc.	57,500	3,466,419
Samsung Electronics Co., Ltd.	1,570	1,198,878
		$4,665,297
Distribution/Wholesale/Retail — 3.4%
AEON Co., Ltd.	170,000	4,484,373
Controladora Comercial Mexicana S.A. de C.V.	1,000,000	1,779,632
		$6,264,005
Drugs — 5.3%
Eisai Co., Ltd.	20,000	855,935
Novartis AG	21,000	1,152,098
Roche Holding AG	29,500	4,650,653
Serono SA ADR	50,000	951,500
Serono SA, Class B	1,700	1,287,854
Takeda Pharmaceutical Co., Ltd.	13,000	736,770
		$9,634,810
Engineering and Construction — 1.1%
Vinci SA	22,000	2,049,282
		$2,049,282
Entertainment — 0.7%
Vivendi Universal SA	42,600	1,333,184
		$1,333,184
Financial Services — 4.3%
Fortis	35,000	1,222,334
Grupo Financiero Banorte S.A. de C.V.	500,000	1,191,205
ING Groep NV	90,439	3,225,191
LG Card Co., Ltd. (1)	23,000	1,276,688
Mizuho Financial Group, Inc.	5	40,923
Muenchener Rueckversicherungs-Gesellschaft AG	7,000	949,111
		$7,905,452
Foods — 0.9%
Nestle SA	5,500	1,609,680
		$1,609,680
Home Builders — 1.2%
Sekisui House, Ltd. ADR	134,000	2,092,450
		$2,092,450
Industrial - Conglomerate — 2.3%
Keppel Corp., Ltd.	521,000	4,211,149
		$4,211,149

2

Insurance — 2.2%
Aviva PLC	91,700	$1,174,691
AXA Company	85,900	2,907,391
		$4,082,082
Machinery — 2.7%
Komatsu, Ltd.	270,000	4,980,998
		$4,980,998
Metals - Industrial — 6.5%
AB SKF ADR	50,000	699,270
BHP Billiton, Ltd.	100,000	1,962,306
Companhia Vale do Rio Doce ADR	55,000	2,440,900
KITZ Corp.	100,000	941,562
Rio Tinto, Ltd.	82,500	4,718,042
Vallourec SA	1,400	981,311
		$11,743,391
Mining — 1.3%
Cameco Corp.	30,000	2,372,400
		$2,372,400
Oil and Gas - Exploration and Production — 2.1%
Advantage Energy Income Fund	80,000	1,673,600
BMB Munai, Inc. (1)	125,000	912,500
EnCana Corp.	24,000	1,196,640
		$3,782,740
Oil and Gas - Integrated — 11.4%
BP PLC	253,264	3,054,016
ENI SPA	75,000	2,270,904
Norsk Hydro ASA	15,000	1,844,645
Petroleo Brasileiro SA ADR	45,000	3,879,000
Royal Dutch Shell PLC, Class B	40,858	1,468,750
Statoil ASA	65,000	1,796,064
Total SA	23,000	6,364,616
		$20,677,995
Oil and Gas - Services — 2.7%
Samchully Co., Ltd. (1)	9,000	1,152,231
Stolt Offshore SA (1)	300,000	3,809,028
		$4,961,259
Real Estate — 1.8%
Cheung Kong Holdings, Ltd.	160,000	1,722,933
Sun Hung Kai Properties, Ltd.	155,000	1,610,789
		$3,333,722
Telecommunication Equipment — 0.9%
Nokia Oyj	90,000	1,649,808
		$1,649,808

3

Telecommunication Services — 3.0%
BT Group PLC	730,000	$2,666,728
Philippine Long Distance Telephone Co. ADR	55,300	1,979,187
Vodafone Group PLC ADR	36,000	759,960
		$5,405,875
Tobacco — 2.2%
British American Tobacco PLC	70,000	1,576,257
Japan Tobacco, Inc.	150	2,331,350
		$3,907,607
Transportation — 2.2%
Canadian Pacific Railway, Ltd.	61,000	2,919,015
Cosco Corp., Ltd.	1,600,000	1,116,469
		$4,035,484
Utilities - Electric — 3.8%
British Energy Group PLC (1)	100,000	1,083,231
Enel SPA	152,000	1,287,442
Iberdrola SA	29,000	824,850
RWE AG	46,000	3,789,535
		$6,985,058
Utilities - Electrical and Gas — 1.9%
E. ON AG	15,340	1,711,971
Endesa SA	34,000	975,284
Scottish and Southern Energy PLC	44,500	845,308
		$3,532,563
Total Common Stocks (identified cost $115,341,043)		$179,314,403

Short-Term Investments — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	$1,399	$1,399,000
Total Short-Term Investments (at amortized cost, $1,399,000)		$1,399,000
Total Investments — 99.2% (identified cost $116,740,043)		$180,713,403
Other Assets, Less Liabilities — 0.8%		$1,417,399
Net Assets — 100.0%		$182,130,802

ADR	—	American Depository Receipt
(1)		Non-income producing security.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Australia	4.4%	$7,971,840
Belgium	0.7%	1,222,333
Brazil	4.6%	8,393,050
Canada	4.5%	8,161,655
Denmark	0.5%	937,149
Finland	0.9%	1,649,807
France	9.2%	16,756,368
Germany	5.5%	10,024,605
Hong Kong	1.8%	3,333,722
Ireland	1.3%	2,360,004
Italy	1.9%	3,558,347
Japan	23.2%	42,326,845
Kazakhstan	0.5%	912,500
Mexico	3.5%	6,417,797
Netherlands	1.8%	3,225,191
Norway	4.1%	7,449,737
Philippines	1.1%	1,979,187
Republic of Korea	2.0%	3,627,797
Singapore	3.9%	7,068,151
Spain	2.3%	4,222,297
Sweden	0.4%	699,270
Switzerland	7.6%	13,863,389
United Kingdom	12.7%	23,153,362
Total Common Stocks	98.4%	$179,314,403
Short-Term Investments	0.8%	$1,399,000

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$116,740,043
Gross unrealized appreciation	$64,001,040
Gross unrealized depreciation	(27,680)
Net unrealized appreciation	$63,973,360

5

Eaton Vance Tax-Managed Mid-Cap Core Fund as of January 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Mid-Cap Core Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2006, the value of the Fund’s investment in the Portfolio was $29,219,550 and the Fund owned approximately 32.5% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Mid-Cap Core Portfolio                                                                                         as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace / Defense — 1.3%
Engineered Support Systems, Inc.	27,200	$1,170,144
		$1,170,144
Applications Software — 3.8%
ANSYS, Inc. (1)	18,100	793,866
Jack Henry & Associates, Inc. Class A	69,500	1,422,665
Kronos, Inc. (1)	30,200	1,186,860
		$3,403,391
Banks - Regional — 4.1%
City National Corp.	18,000	1,349,460
Cullen/Frost Bankers, Inc.	22,900	1,230,646
Synovus Financial Corp.	39,900	1,104,033
		$3,684,139
Building and Development — 1.2%
Hovnanian Enterprises, Inc. (1)	21,500	1,041,030
		$1,041,030
Building Products — 1.6%
Florida Rock Industries, Inc.	27,250	1,473,135
		$1,473,135
Business Services - Miscellaneous — 6.1%
Fiserv, Inc. (1)	31,200	1,372,176
Harte-Hanks, Inc.	47,800	1,356,564
SEI Investments Co.	36,500	1,505,625
Student Loan Corp.	5,800	1,270,200
		$5,504,565
Chemicals — 0.9%
Air Products and Chemicals, Inc.	13,800	851,322
		$851,322
Containers & Packaging — 1.1%
Sonoco Products Co.	30,500	944,585
		$944,585
Cosmetics & Toiletries — 1.5%
Alberto-Culver Co.	30,450	1,348,935
		$1,348,935
Distribution / Wholesale — 3.2%
CDW Corp.	29,200	1,635,200
Hughes Supply, Inc.	26,700	1,230,870
		$2,866,070

1

Electric - Integrated — 3.1%
DPL, Inc.	53,600	$1,374,304
OGE Energy Corp.	52,800	1,433,520
		$2,807,824
Electrical Equipment — 1.9%
Cooper Industries Ltd. Class A	21,100	1,722,815
		$1,722,815
Electronics - Equipment / Instruments — 2.0%
Amphenol Corp. Class A	36,200	1,840,046
		$1,840,046
Entertainment — 1.5%
International Speedway Corp. Class A	28,400	1,341,900
		$1,341,900
Finance - Investment Management — 5.8%
Affiliated Managers Group, Inc. (1)	26,800	2,487,040
Ambac Financial Group, Inc.	15,100	1,159,831
Legg Mason, Inc.	12,400	1,608,280
		$5,255,151
Food - Wholesale / Distribution — 0.9%
Tootsie Roll Industries, Inc.	28,000	813,400
		$813,400
Gas Distribution — 2.9%
AGL Resources, Inc.	36,100	1,291,658
Piedmont Natural Gas Co., Inc.	56,200	1,362,850
		$2,654,508
Healthcare Services — 1.2%
Express Scripts, Inc. (1)	12,000	1,095,480
		$1,095,480
Household Products — 1.6%
Mohawk Industries, Inc. (1)	17,000	1,445,680
		$1,445,680
Insurance — 2.9%
Markel Corp. (1)	5,000	1,670,000
Protective Life Corp.	20,900	939,455
		$2,609,455
Investment Services — 1.4%
A.G. Edwards, Inc.	25,800	1,227,306
		$1,227,306

2

Machinery - Industrial — 1.5%
Graco, Inc.	34,200	$1,374,156
		$1,374,156
Manufacturing — 5.1%
Dover Corp.	30,300	1,391,679
Jacobs Engineering Group, Inc. (1)	19,200	1,600,704
Pentair, Inc.	41,100	1,578,240
		$4,570,623
Medical Devices — 2.2%
Varian Medical Systems, Inc. (1)	33,500	2,017,035
		$2,017,035
Medical Products — 5.5%
Beckman Coulter, Inc.	15,500	923,025
Biomet, Inc.	43,740	1,653,809
Patterson Companies, Inc. (1)	27,400	946,122
Respironics, Inc. (1)	38,500	1,387,155
		$4,910,111
Medical Services / Supplies — 2.4%
C.R. Bard, Inc.	15,800	1,002,036
DENTSPLY International, Inc.	20,800	1,116,960
		$2,118,996
Multi-Utilities — 2.9%
Arch Coal, Inc.	11,200	971,264
Questar Corp.	19,800	1,613,304
		$2,584,568
Office Electronics / Technology — 1.1%
Zebra Technologies Corp. Class A (1)	22,675	1,021,055
		$1,021,055
Oil and Gas - Equipment and Services — 5.5%
FMC Technologies, Inc. (1)	32,000	1,658,240
Grant Prideco, Inc. (1)	18,800	941,692
National Oilwell Varco, Inc. (1)	30,500	2,320,135
		$4,920,067
Oil and Gas - Exploration and Production — 2.5%
Newfield Exploration Co. (1)	43,600	2,284,640
		$2,284,640
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	27,000	984,690
		$984,690

3

Publishing — 1.7%
E.W. Scripps Co.	31,400	$1,517,876
		$1,517,876
REITs — 1.7%
Developers Diversified Realty Corp.	30,300	1,492,578
		$1,492,578
Retail - Discount — 1.2%
Dollar General Corp.	66,300	1,120,470
		$1,120,470
Retail - Restaurants — 1.2%
Sonic Corp. (1)	35,900	1,039,305
		$1,039,305
Retail - Specialty and Apparel — 2.4%
Bed Bath and Beyond, Inc. (1)	17,700	662,157
Ross Stores, Inc.	52,500	1,496,250
		$2,158,407
Semiconductors & Semiconductor Equipment — 3.5%
Microchip Technology, Inc.	42,050	1,577,296
Varian Semiconductor Equipment Associates, Inc. (1)	32,500	1,609,725
		$3,187,021
Specialty Chemicals and Materials — 1.7%
Ecolab, Inc.	43,100	1,543,411
		$1,543,411
Transportation — 5.1%
C.H. Robinson Worldwide, Inc.	42,200	1,707,412
Expeditors International of Washington, Inc.	24,100	1,772,314
Thor Industries Inc.	25,000	1,066,250
		$4,545,976
Total Common Stocks (identified cost $68,113,896)		$88,491,866
Total Investments — 98.3% (identified cost $68,113,896)		$88,491,866
Other Assets, Less Liabilities — 1.7%		$1,526,480
Net Assets — 100.0%		$90,018,346

(1)	Non-income producing security.

4

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$68,113,896
Gross unrealized appreciation	$20,971,119
Gross unrealized depreciation	(593,149)
Net unrealized appreciation	$20,377,970

5

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund as of January 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Opportunity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2006, the value of the Fund’s investment in the Portfolio was $64,741,701 and the Fund owned approximately 42.0% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Multi-Cap Opportunity Portfolio                                                                        as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Beverages — 0.9%
Nestle SA ADR	18,000	$1,317,227
		$1,317,227
Biotechnology — 0.4%
Arena Pharmaceuticals, Inc. (1)	34,000	576,980
		$576,980
Broadcasting and Cable — 1.3%
Central European Media Enterprises Ltd. (1)	33,000	1,990,560
		$1,990,560
Building and Construction — 2.5%
Caterpillar, Inc.	6,402	434,696
Foster Wheeler Ltd. (1)	13,000	640,250
Martin Marietta Materials, Inc.	33,000	2,797,740
		$3,872,686
Business Services — 2.7%
Gartner, Inc. (1)	110,000	1,513,600
Greenfield Online, Inc. (1)	44,806	317,226
MoneyGram International, Inc.	88,000	2,337,280
		$4,168,106
Chemicals — 0.0%
Potash Corporation of Saskatchewan, Inc.	500	44,995
		$44,995
Computer Services — 1.1%
Kanbay International, Inc. (1)	88,000	1,483,680
Syntel, Inc.	8,400	181,020
		$1,664,700
Computer Software — 3.0%
Patni Computer Systems Ltd. ADR (1)	62,000	1,435,300
PDF Solutions, Inc. (1)	90,000	1,595,700
Satyam Computer Services Ltd. ADR	42,000	1,646,400
		$4,677,400
Computers - Integrated Systems — 1.8%
Research in Motion Ltd. (1)	42,155	2,845,463
Symbol Technologies, Inc.	131	1,618
		$2,847,081
Computers & Peripherals — 0.5%
Synaptics, Inc. (1)	28,608	787,292
		$787,292

1

Education — 1.2%
Bright Horizons Family Solutions, Inc. (1)	4,000	$156,320
DeVry, Inc. (1)	71,000	1,632,290
		$1,788,610
Electronic Equipment & Instruments — 0.6%
Photon Dynamics, Inc. (1)	40,000	876,400
		$876,400
Energy — 2.5%
British Energy Group PLC (1)	351,000	3,802,142
		$3,802,142
Entertainment — 1.3%
Six Flags, Inc. (1)	176,000	2,043,360
		$2,043,360
Financial Services — 5.7%
E*Trade Financial Corp. (1)	307,000	7,303,530
OptionsXpress Holdings, Inc.	1,000	29,200
SFE Corp. Ltd.	76,000	795,006
Student Loan Corp.	3,100	678,900
		$8,806,636
Gaming — 1.0%
Pinnacle Entertainment, Inc. (1)	28,000	806,960
WMS Industries, Inc. (1)	29,000	759,510
		$1,566,470
Health Care Services — 2.9%
Caremark Rx, Inc. (1)	45,000	2,218,500
DaVita, Inc. (1)	41,075	2,248,856
United Surgical Partners International, Inc. (1)	150	5,814
		$4,473,170
Hotels, Restaurants & Leisure — 0.9%
Marcus Corp.	60,000	1,444,200
		$1,444,200
Insurance — 5.1%
Admiral Group PLC	165,000	1,513,460
Old Republic International Corp.	65,000	1,394,250
PartnerRe Ltd.	24,000	1,482,720
Progressive Corp.	100	10,504
PXRE Group Ltd.	165,000	2,069,100
UnumProvident Corp.	71,000	1,443,430
		$7,913,464
Internet Services — 7.7%
CheckFree Corp. (1)	69,604	3,606,879
eResearch Technology, Inc. (1)	62,000	1,107,940

2

Google, Inc., Class A (1)	11,200	$4,852,400
HomeStore, Inc. (1)	1,013	6,119
RSA Security, Inc. (1)	50,000	768,500
ValueClick, Inc. (1)	78,000	1,467,960
		$11,809,798
Machinery — 0.5%
Parker Hannifin Corp.	10,000	757,700
		$757,700
Medical Products — 4.9%
Celgene Corp. (1)	44,000	3,130,600
Cyberonics, Inc. (1)	11,000	330,110
Henry Schein, Inc. (1)	28,000	1,305,920
I-Flow Corp. (1)	18,808	298,671
INAMED Corp. (1)	1,000	92,110
Mentor Corp.	52,000	2,340,000
		$7,497,411
Metals - Industrial — 0.5%
Mittal Steel Co. NV, Class A	23,000	832,600
		$832,600
Mining — 11.6%
Aber Diamond Corp.	10,000	418,500
Arch Coal, Inc.	68,500	5,940,320
Eldorado Gold Corp. (1)	380,000	1,930,400
Foundation Coal Holdings, Inc.	18,000	800,280
Gammon Lake Resources, Inc. (1)	265,000	3,765,650
SXR Uranium One, Inc. (1)	252,857	1,672,001
Teck Cominco Ltd.	24,500	1,574,125
Western Silver Corp. (1)	110,000	1,734,700
		$17,835,976
Oil and Gas - Equipment and Services — 5.2%
Hanover Compressor Co. (1)	2,033	33,667
Maverick Tube Corp. (1)	30,500	1,459,425
Tesoro Corp.	15,000	1,087,050
Transocean, Inc. (1)	20,000	1,623,000
Trico Marine Services, Inc. (1)	109,471	3,662,900
Western Refining, Inc. (1)	6,962	130,538
		$7,996,580
Oil and Gas - Exploration and Production — 7.6%
Amerada Hess Corp.	32,500	5,031,000
Bankers Petroleum Ltd. (1)	1,000	1,032
Parallel Petroleum Corp. (1)	87,000	1,838,310
Pride International, Inc. (1)	46,000	1,624,260

3

Range Resources Corp.	58,500	$1,747,395
Vintage Petroleum, Inc.	25,000	1,525,955
		$11,767,952
Pharmaceuticals — 5.4%
Adams Respiratory Therapeutics, Inc. (1)	18,000	777,240
Ligand Pharmaceuticals, Inc., Class B (1)	146,000	1,810,400
Omnicare, Inc.	5,000	248,500
Par Pharmaceutical Cos., Inc. (1)	27,000	893,160
Shire Pharmaceuticals Group PLC ADR	93,000	4,533,750
		$8,263,050
REITs — 0.0%
MFA Mortgage Investments, Inc.	1,000	6,480
		$6,480
Retail - Food and Drug — 0.6%
Herbalife Ltd. (1)	25,730	890,258
		$890,258
Retail - Specialty — 2.7%
Big Lots, Inc. (1)	56,000	748,720
Circuit City Stores, Inc.	29,000	731,090
Men’s Wearhouse, Inc. (1)	24,000	820,080
Pep Boys - Manny, Moe & Jack	1,000	15,600
Saks, Inc. (1)	40,000	772,400
Tweeter Home Entertainment Group, Inc. (1)	131,000	1,076,820
		$4,164,710
Semiconductors — 7.1%
Advanced Energy Industries, Inc. (1)	78,500	1,231,665
Atheros Communications, Inc. (1)	163,000	3,202,950
Cabot Microelectronics Corp. (1)	22,000	730,620
Micron Technology, Inc. (1)	50,000	734,000
NVIDIA Corp. (1)	17,000	764,320
Silicon Image, Inc. (1)	70,000	809,900
Teradyne, Inc. (1)	46,000	801,320
Tessera Technologies, Inc. (1)	34,500	1,113,660
Vishay Intertechnology, Inc. (1)	95,000	1,503,850
		$10,892,285
Telecommunications - Services — 0.6%
OAO VimpelCom ADR (1)	20,000	936,000
Philippine Long Distance Telephone Co. ADR	1,000	35,790
		$971,790
Tobacco — 1.0%
Loews Corp.	33,000	1,521,960
		$1,521,960

4

Transportation — 1.0%
American Commercial Lines, Inc. (1)	16,389	$546,573
JetBlue Airways Corp. (1)	76,500	997,560
		$1,544,133
Wireless Communications — 6.3%
NII Holdings, Inc. (1)	154,000	7,616,840
Novatel Wireless, Inc. (1)	188,509	2,056,633
		$9,673,473
Total Common Stocks (identified cost $119,517,265)		$151,087,635

Short-Term Investments — 1.7%

	Principal
	Amount
Security	(000’s omitted)	Value
HSBC Finance Corp., Commercial Paper, 4.50%, 2/1/06	$675	$675,000
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $2,675,000)		$2,675,000
Total Investments — 99.8% (identified cost $122,192,265)		$153,762,635
Other Assets, Less Liabilities — 0.2%		$333,670
Net Assets — 100.0%		$154,096,305

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$122,192,265
Gross unrealized appreciation	$32,637,032
Gross unrealized depreciation	(1,066,662)
Net unrealized appreciation	$31,570,370

5

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 as of January 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2006, the value of the Fund’s investment in the Portfolio was $96,641,977 and the Fund owned approximately 57.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 as of January 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2006, the value of the Fund’s investment in the Portfolio was $36,503,314 and the Fund owned approximately 21.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Growth Portfolio                                                                                as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 2.5%
Aviall, Inc. (1)	58,100	$2,007,936
DRS Technologies, Inc.	31,700	1,575,173
Teledyne Technologies, Inc. (1)	21,500	702,620
		$4,285,729
Air Freight & Logistics — 1.9%
Hub Group, Inc., Class A (1)	35,000	1,482,250
UTI Worldwide, Inc. (2)	16,400	1,717,572
		$3,199,822
Beverages — 0.7%
Cott Corp. (1)(2)	26,900	313,385
Hansen Natural Corp. (1)	9,130	801,614
		$1,114,999
Biotechnology — 0.7%
United Therapeutics Corp. (1)	17,400	1,125,258
		$1,125,258
Building Products — 2.0%
Florida Rock Industries, Inc.	30,929	1,672,022
Simpson Manufacturing Co., Inc.	42,603	1,648,310
		$3,320,332
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (1)	15,400	1,429,120
Greenhill & Co., Inc.	40,800	2,332,944
		$3,762,064
Commercial Banks — 0.6%
Western Alliance Bancorp (1)	29,800	941,680
		$941,680
Commercial Services & Supplies — 1.1%
Resources Connection, Inc. (1)	70,700	1,922,333
		$1,922,333
Computers & Peripherals — 3.0%
Novatel Wireless, Inc. (1)	210,600	2,297,646
Palm, Inc. (1)	38,022	1,501,109
Synaptics, Inc. (1)	48,090	1,323,437
		$5,122,192
Consumer Finance — 1.4%
Student Loan Corp. (The)	11,100	2,430,900
		$2,430,900

1

Diversified Consumer Services — 3.4%
Bright Horizons Family Solutions, Inc. (1)	35,900	$1,402,972
DeVry, Inc. (1)	86,900	1,997,831
Education Management Corp. (1)	25,700	786,934
Regis Corp.	40,825	1,581,969
		$5,769,706
Electric Utilities — 0.6%
Westar Energy, Inc.	47,500	978,500
		$978,500
Electrical Equipment — 1.9%
AMETEK, Inc.	34,900	1,435,786
Roper Industries, Inc.	45,800	1,848,030
		$3,283,816
Electronic Equipment & Instruments — 0.8%
Photon Dynamics, Inc. (1)	64,500	1,413,195
		$1,413,195
Energy Equipment & Services — 2.2%
Dril-Quip, Inc. (1)	30,676	1,931,668
Todco, Class A (1)	38,800	1,730,480
		$3,662,148
Food & Staples Retailing — 0.7%
Wild Oats Markets, Inc. (1)	99,399	1,201,734
		$1,201,734
Health Care Equipment & Supplies — 6.4%
Aspect Medical Systems, Inc. (1)	53,100	1,920,627
DJ Orthopedics, Inc. (1)	46,800	1,536,444
Hologic, Inc. (1)	15,800	813,068
IDEXX Laboratories, Inc. (1)	17,700	1,359,714
Intuitive Surgical, Inc. (1)	9,026	1,242,429
ResMed, Inc. (1)	18,334	723,093
Respironics, Inc. (1)	53,100	1,913,193
Ventana Medical Systems, Inc. (1)	30,400	1,226,336
		$10,734,904
Health Care Providers & Services — 6.6%
Chemed Corp.	38,500	2,046,660
Community Health Systems, Inc. (1)	38,200	1,390,098
eResearch Technology, Inc. (1)	81,400	1,454,618
LifePoint Hospitals, Inc. (1)	18,000	555,300
Pediatrix Medical Group, Inc. (1)	13,000	1,139,840
Psychiatric Solutions, Inc. (1)	35,800	1,181,042

2

United Surgical Partners International, Inc. (1)	49,000	$1,899,240
VCA Antech, Inc. (1)	53,300	1,474,811
		$11,141,609
Hotels, Restaurants & Leisure — 3.2%
Aztar Corp. (1)	44,100	1,360,926
Cheesecake Factory, Inc. (The) (1)	20,900	770,165
CKE Restaurants, Inc.	60,800	951,520
Penn National Gaming, Inc. (1)	20,704	664,598
Sonic Corp. (1)	27,300	790,335
Station Casinos, Inc.	11,600	775,460
		$5,313,004
Household Products — 0.5%
Central Garden & Pet Co. (1)	18,300	907,314
		$907,314
Insurance — 1.4%
Philadelphia Consolidated Holding Corp. (1)	12,300	1,194,945
PXRE Group, Ltd. (2)	87,989	1,103,382
		$2,298,327
Internet Software & Services — 0.4%
SINA Corp. (1)(2)	32,537	757,136
		$757,136
IT Services — 5.2%
Cognizant Technology Solutions Corp. (1)	34,300	1,796,291
Euronet Worldwide, Inc. (1)	62,900	2,029,783
MoneyGram International, Inc.	100,300	2,663,968
NICE Systems, Ltd. (1)	16,400	864,772
SRA International, Inc., Class A (1)	46,600	1,480,016
		$8,834,830
Machinery — 3.6%
Actuant Corp., Class A	37,100	2,123,975
Bucyrus International, Inc., Class A	22,200	1,358,418
Joy Global, Inc.	48,000	2,593,920
		$6,076,313
Media — 2.3%
Central European Media Enterprises, Ltd. (1)(2)	64,400	3,884,608
		$3,884,608
Metals & Mining — 0.1%
Formation Capital Corp. (1)(2)(3)(4)	400,000	134,698
		$134,698
Multi-Utilities — 0.9%
CMS Energy Corp. (1)	101,100	1,462,917
		$1,462,917

3

Oil, Gas & Consumable Fuels — 8.8%
Denbury Resources, Inc. (1)	88,600	$2,637,622
Foundation Coal Holdings, Inc.	37,656	1,674,186
Goodrich Petroleum Corp. (1)	81,566	2,331,972
Parallel Petroleum Corp. (1)	96,000	2,028,480
Peabody Energy Corp.	21,341	2,123,643
Quicksilver Resources, Inc. (1)	36,900	1,854,963
Southwestern Energy Co. (1)	50,495	2,178,354
		$14,829,220
Personal Products — 1.1%
Chattem, Inc. (1)	45,415	1,818,871
		$1,818,871
Pharmaceuticals — 4.8%
Cypress Bioscience, Inc. (1)	226,557	1,372,935
Hi-Tech Pharmacal Co., Inc. (1)	42,900	1,111,539
MGI Pharma, Inc. (1)	51,994	866,740
Par Pharmaceutical Cos., Inc. (1)	53,904	1,783,144
Penwest Pharmaceuticals Co. (1)	45,500	938,665
Shire Pharmaceuticals Group PLC ADR (2)	42,000	2,047,500
		$8,120,523
Real Estate — 3.8%
Essex Property Trust, Inc.	23,271	2,312,672
SL Green Realty Corp.	22,100	1,857,284
Strategic Hotel Capital, Inc.	107,000	2,289,800
		$6,459,756
Semiconductors & Semiconductor Equipment — 8.0%
Advanced Analogic Technologies, Inc. (1)	131,435	1,958,381
Advanced Energy Industries, Inc. (1)	157,049	2,464,099
Atheros Communications, Inc. (1)	160,000	3,144,000
Silicon Image, Inc. (1)	161,400	1,867,398
Teradyne, Inc. (1)	103,500	1,802,970
Veeco Instruments, Inc. (1)	99,900	2,172,825
		$13,409,673
Software — 4.0%
Blackbaud, Inc.	44,210	759,970
i2 Technologies, Inc. (1)	128,700	2,136,420
Intellisync Corp. (1)	317,700	1,655,217
MICROS Systems, Inc. (1)	33,100	1,527,565
NAVTEQ Corp. (1)	14,100	633,231
		$6,712,403
Specialty Retail — 5.1%
Hibbet Sporting Goods, Inc. (1)	60,600	1,857,390
Men’s Wearhouse, Inc., (The) (1)	49,040	1,675,697

4

O’Reilly Automotive, Inc. (1)	47,100	$1,545,822
Sherwin-Williams Co. (The)	35,796	1,893,608
Stage Stores, Inc.	53,250	1,580,992
		$8,553,509
Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc. (1)(2)	41,364	1,992,917
Warnaco Group, Inc. (The) (1)	35,200	873,664
		$2,866,581
Thrifts & Mortgage Finance — 1.7%
PFF Bancorp, Inc.	24,500	775,425
R&G Financial Corp.	94,200	1,223,658
WSFS Financial Corp.	14,400	909,360
		$2,908,443
Wireless Telecommunication Services — 2.9%
NII Holdings, Inc. (1)	81,400	4,026,044
OAO Vimpel-Communications ADR (1)(2)	18,100	847,080
		$4,873,124
Total Common Stocks (identified cost $128,178,321)		$165,632,171

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (1)(2)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

5

Commercial Paper — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
HSBC Finance Corp., 4.50%, 2/1/06	$977	$977,000
Total Commercial Paper (at amortized cost, $977,000)		$977,000

Short-Term Investments — 1.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 100.1% (identified cost $131,715,321)		$168,845,171
Other Assets, Less Liabilities — (0.1)%		$(170,795)
Net Assets — 100.0%		$168,674,376

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		Restricted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	92.3%	$155,866,893
Bermuda	3.0%	4,987,990
United Kingdom	2.2%	3,765,072
Canada	1.6%	2,621,000
Russia	0.5%	847,080
Cayman Islands	0.4%	757,136
	100.0%	$168,845,171

6

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$131,715,321
Gross unrealized appreciation	$38,825,602
Gross unrealized depreciation	(1,695,752)
Net unrealized appreciation	$37,129,850

Restricted Securities

At January 31, 2006, the Portfolio owned the following securities (representing 0.22% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Common Stocks
Formation Capital Corp.	12/21/98	400,000	$88,260	$134,698
			$88,260	$134,698
Private Placements and Special Warrants
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
Western Exploration and Development, Ltd.	12/21/98	600,000	480,000	180,000
			$560,000	$236,000

7

Eaton Vance Tax-Managed Small-Cap Value Fund as of January 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2006, the value of the Fund’s investment in the Portfolio was $31,824,078 and the Fund owned approximately 57.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio                                                                                    as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Auto Related — 2.6%
BorgWarner, Inc.	26,500	$1,460,945
		$1,460,945
Cement — 2.3%
Lafarge North America, Inc.	20,500	1,263,210
		$1,263,210
Chemical — 2.8%
RPM International, Inc.	82,500	1,559,250
		$1,559,250
Computer/Communications Related — 1.6%
International Rectifier Corp. (1)	23,800	865,606
		$865,606
Construction/Engineering — 1.8%
Granite Construction, Inc.	24,000	971,520
		$971,520
Electrical Equipment — 3.4%
Belden CDT, Inc.	70,500	1,910,550
		$1,910,550
Electronics — 3.4%
Bel Fuse, Inc. Class B	30,400	1,132,096
Technitrol, Inc.	38,000	773,680
		$1,905,776
Energy — 10.8%
Cimarex Energy Co. (1)	14,500	660,620
Newfield Exploration Co. (1)	23,200	1,215,680
Piedmont Natural Gas Co., Inc.	74,000	1,794,500
Questar Corp.	18,000	1,466,640
Remington Oil and Gas Corp. (1)	19,300	864,640
		$6,002,080
Energy/Oilfield Services — 6.6%
Grey Wolf, Inc. (1)	126,400	1,112,320
Maverick Tube Corp. (1)	52,900	2,531,265
		$3,643,585
Food Wholesalers/Retailers — 3.7%
Nash Finch Co.	26,600	787,360
Performance Food Group Co. (1)	26,900	741,633
SUPERVALU, Inc.	16,500	526,845
		$2,055,838

1

Household Products — 9.1%
Chattem, Inc. (1)	15,000	$600,750
Church & Dwight Co., Inc.	65,000	2,392,000
Prestige Brands Holdings, Inc. (1)	92,000	1,143,560
Tupperware Corp.	40,000	888,000
		$5,024,310
Industrial Products — 10.6%
A.O. Smith Corp.	46,500	2,003,685
Albany International Corp., Class A	43,000	1,591,000
CLARCOR, Inc.	22,000	749,760
Teleflex, Inc.	24,500	1,545,215
		$5,889,660
Insurance — 6.4%
IPC Holdings Ltd.	29,100	793,266
Protective Life Corp.	35,500	1,595,725
Scottish Re Group Ltd.	46,000	1,132,520
		$3,521,511
Medical Services/Supplies — 9.7%
CONMED Corp. (1)	44,000	1,040,160
Owens & Minor, Inc.	47,500	1,486,750
PolyMedica Corp.	40,000	1,588,800
West Pharmaceutical Services, Inc.	40,500	1,236,465
		$5,352,175
Packaging — 3.5%
AptarGroup, Inc.	34,000	1,918,960
		$1,918,960
Restaurant — 4.3%
Applebee’s International, Inc.	28,500	683,145
CBRL Group, Inc.	17,200	755,080
Landry’s Restaurants, Inc.	30,700	940,648
		$2,378,873
Retailing — 4.1%
BJ’s Wholesale Club, Inc. (1)	45,000	1,446,300
Claire’s Stores, Inc.	26,800	848,488
		$2,294,788
Telecommunications — 1.2%
InPhonic, Inc. (1)	76,200	641,604
		$641,604
Toy — 2.4%
RC2 Corp. (1)	38,500	1,342,495
		$1,342,495

2

Transportation — 7.1%
Arkansas Best Corp.	40,500	$1,733,805
Offshore Logistics, Inc. (1)	28,500	1,023,150
OMI Corp.	31,500	553,140
YRC Worldwide, Inc. (1)	12,800	637,952
		$3,948,047
Total Common Stocks (identified cost $36,851,634)		$53,950,783
Total Investments — 97.4% (identified cost $36,851,634)		$53,950,783
Other Assets, Less Liabilities — 2.6%		$1,467,926
Net Assets — 100.0%		$55,418,709

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,851,634
Gross unrealized appreciation	$17,357,121
Gross unrealized depreciation	(257,972)
Net unrealized appreciation	$17,099,149

3

Eaton Vance Tax-Managed Value Fund as of January 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2006, the value of the Fund’s investment in the Portfolio was $935,744,552 and the Fund owned approximately 89.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Value Portfolio                                                                                                         as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace and Defense — 2.3%
General Dynamics Corp.	100,000	$11,636,000
Northrop Grumman Corp.	200,000	12,426,000
		$24,062,000
Auto Parts and Equipment — 0.9%
BorgWarner, Inc.	175,000	9,647,750
		$9,647,750
Banks - Regional — 8.4%
Bank of America Corp.	500,000	22,115,000
Marshall & Ilsley Corp.	125,000	5,242,500
SunTrust Banks, Inc.	175,000	12,503,750
TCF Financial Corp.	300,000	7,497,000
U.S. Bancorp	200,000	5,982,000
Wachovia Corp.	275,000	15,078,250
Wells Fargo & Co.	300,000	18,708,000
		$87,126,500
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	11,721,100
		$11,721,100
Communications Services — 4.4%
Alltel Corp.	125,000	7,503,750
AT&T, Inc.	550,000	14,272,500
Sprint Nextel Corp.	300,000	6,867,000
Verizon Communications, Inc.	550,000	17,413,000
		$46,056,250
Computers and Business Equipment — 3.6%
Hewlett-Packard Co.	500,000	15,590,000
International Business Machines Corp.	200,000	16,260,000
NCR Corp. (1)	160,000	5,944,000
		$37,794,000
Diversified Manufacturing — 0.6%
Eaton Corp.	100,000	6,620,000
		$6,620,000
Electric Utilities — 6.4%
Dominion Resources, Inc.	250,000	18,882,500
Entergy Corp.	175,000	12,164,250
Exelon Corp.	400,000	22,968,000
FPL Group, Inc.	300,000	12,537,000
		$66,551,750

1

Financial Services — 8.3%
Citigroup, Inc.	450,000	$20,961,000
Countrywide Financial Corp.	500,000	16,720,000
Freddie Mac	150,000	10,179,000
J.P.Morgan Chase & Co.	475,000	18,881,250
Principal Financial Group, Inc.	100,000	4,716,000
Washington Mutual, Inc.	350,000	14,812,000
		$86,269,250
Foods — 1.7%
Nestle SA (2)	60,000	17,560,150
		$17,560,150
Home Builders — 0.9%
Lennar Corp., Class A	150,000	9,384,000
		$9,384,000
Household Products — 1.2%
Kimberly-Clark Corp.	225,000	12,852,000
		$12,852,000
Insurance — 5.0%
Allstate Corp.	100,000	5,205,000
American International Group, Inc.	250,000	16,365,000
Axis Capital Holdings, Ltd. (2)	250,000	7,475,000
MetLife, Inc.	100,000	5,016,000
Progressive Corp.	50,000	5,252,000
St. Paul Travelers Companies, Inc.	275,000	12,479,500
		$51,792,500
Investment Services — 6.1%
Franklin Resources, Inc.	50,000	4,925,000
Goldman Sachs Group, Inc.	150,000	21,187,500
Lehman Brothers Holdings, Inc.	135,000	18,960,750
Merrill Lynch & Co., Inc.	250,000	18,767,500
		$63,840,750
Machinery — 2.7%
Caterpillar, Inc.	200,000	13,580,000
Deere & Co.	200,000	14,352,000
		$27,932,000
Managed Care — 1.1%
WellPoint, Inc. (1)	150,000	11,520,000
		$11,520,000
Media — 2.6%
Time Warner, Inc.	900,000	15,777,000
Walt Disney Co.	425,000	10,756,750
		$26,533,750

2

Medical - Drugs — 4.9%
Abbott Laboratories	200,000	$8,630,000
Pfizer, Inc.	350,000	8,988,000
Sanofi-Aventis ADR	300,000	13,800,000
Wyeth	425,000	19,656,250
		$51,074,250
Medical-Lab Products & Services — 1.5%
Fisher Scientific International, Inc. (1)	225,000	15,045,750
		$15,045,750
Metals - Industrial — 3.6%
Alcoa, Inc.	325,000	10,237,500
Peabody Energy Corp.	150,000	14,926,500
Phelps Dodge Corp.	75,000	12,037,500
		$37,201,500
Oil and Gas - Equipment and Services — 3.2%
GlobalSantaFe Corp.	150,000	9,157,500
Transocean Sedco Forex, Inc. (1)	300,000	24,345,000
		$33,502,500
Oil and Gas - Exploration and Production — 1.5%
Apache Corp.	200,000	15,106,000
		$15,106,000
Oil and Gas - Integrated — 9.3%
Chevron Corp.	325,000	19,298,500
ConocoPhillips	300,000	19,410,000
Exxon Mobil Corp.	350,000	21,962,500
Marathon Oil Corp.	150,000	11,530,500
Occidental Petroleum Corp.	250,000	24,427,500
		$96,629,000
Oil and Gas - Refinery — 1.5%
Valero Energy Corp.	250,000	15,607,500
		$15,607,500
Paper and Forest Products — 1.4%
Weyerhaeuser Co.	200,000	13,952,000
		$13,952,000
REITs — 2.4%
AMB Property Corp.	110,000	5,742,000
AvalonBay Communities, Inc.	75,000	7,461,000
General Growth Properties, Inc.	125,000	6,450,000
Public Storage, Inc.	75,000	5,442,750
		$25,095,750

3

Restaurants — 1.0%
McDonald’s Corp.	300,000	$10,503,000
		$10,503,000
Retail - General — 1.2%
J.C. Penney Company, Inc.	225,000	12,555,000
		$12,555,000
Retail - Home Improvement — 1.6%
Home Depot, Inc.	400,000	16,220,000
		$16,220,000
Retail - Specialty and Apparel — 0.8%
Target Corporation	75,000	4,106,250
TJX Companies, Inc.	150,000	3,829,500
		$7,935,750
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	500,000	5,400,000
		$5,400,000
Tobacco — 2.1%
Altria Group, Inc.	300,000	21,702,000
		$21,702,000
Transport - Services — 0.7%
FedEx Corp.	75,000	7,586,250
		$7,586,250
Transportation — 1.9%
Burlington Northern Santa Fe Corp.	250,000	20,030,000
		$20,030,000
Wireless Telecommunication Services — 0.5%
Nokia Oyj ADR	300,000	5,514,000
		$5,514,000
Total Common Stocks (identified cost $687,577,384)		$1,007,924,000

4

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
HSBC Finance Corp., Commercial Paper, 4.50%, 2/1/06	$19,397	$19,397,000
Investors Bank and Trust Company Time Deposit , 4.51%, 2/1/06	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $21,397,000)		$21,397,000
Total Investments — 98.9% (identified cost $708,974,384)		$1,029,321,000
Other Assets, Less Liabilities — 1.1%		$11,048,715
Net Assets — 100.0%		$1,040,369,715

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Non-income producing security.
(2)		Foreign security.

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$708,974,384
Gross unrealized appreciation	$321,033,990
Gross unrealized depreciation	(687,374)
Net unrealized appreciation	$320,346,616

The unrealized depreciation on foreign currency is $2,016.

5

Eaton Vance Dividend Income Fund                                                                                             as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.2%
Honeywell International, Inc.	500	$19,210
United Technologies Corp.	200	11,674
		$30,884
Banks and Money Services — 9.5%
Banco Bilbao Vizcaya Argentaria SA ADR (1)	1,100	22,264
IndyMac Bancorp, Inc.	500	20,430
Land Securities Group PLC (1)	750	22,476
Student Loan Corp. (The)	100	21,900
UniCredito Italiano SPA (1)	3,200	22,829
Washington Mutual, Inc.	580	24,546
		$134,445
Building Products — 2.8%
Cemex SA de CV ADR (1)	300	19,794
Stanley Works (The)	400	19,616
		$39,410
Commercial Banks — 17.2%
Bank of America Corp.	400	17,692
Bank of Nova Scotia (1)	500	19,650
BNP Paribas (1)	100	8,909
Credit Suisse Group ADR (1)	400	23,408
KBC Groep NV (1)	200	20,072
Lloyds TSB Group PLC ADR (1)	745	27,416
New York Community Bancorp, Inc.	1,400	23,884
Nordea Bank AB (1)	2,000	21,462
North Fork Bancorporation, Inc.	900	23,148
Royal Bank of Canada (1)	350	27,370
Royal Bank of Scotland Group PLC (1)	1,000	30,945
		$243,956
Computers — 1.1%
International Business Machines Corp.	200	16,260
		$16,260
Data Processing - Management — 2.4%
Certegy, Inc. (2)	800	34,760
		$34,760
Diversified Financial Services — 1.3%
Citigroup, Inc.	400	18,632
		$18,632
Diversified Manufacturing and Services — 2.2%
Bouygues SA (1)	200	10,948
Ingersoll-Rand Co. Ltd. Class A (1)	500	19,635
		$30,583

1

Entertainment — 1.5%
International Game Technology	600	$21,468
		$21,468
Food and Beverages — 6.4%
Altria Group, Inc.	300	21,702
ConAgra Foods, Inc.	1,400	29,022
Diageo PLC ADR (1)	300	18,006
Nestle SA ADR (1)	300	21,954
		$90,684
Hotels, Restaurants & Leisure — 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	200	12,162
		$12,162
Insurance — 5.1%
ACE Ltd. (1)	400	21,900
First American Corp.	200	9,364
PartnerRe, Ltd. (1)	300	18,534
St. Paul Travelers Companies, Inc. (The)	500	22,690
		$72,488
Medical Products — 0.8%
Baxter International, Inc.	300	11,055
		$11,055
Metals — 3.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	200	12,850
Southern Copper Corp.	400	34,840
		$47,690
Oil, Gas & Consumable Fuels — 14.1%
BP PLC ADR (1)	300	21,693
Chevron Corp.	362	21,496
ConocoPhillips	300	19,410
Diamond Offshore Drilling, Inc.	350	29,704
Fording Canadian Coal Trust (1)	300	12,246
Kinder Morgan, Inc.	223	21,464
Noble Corp. (1)	300	24,132
Total SA (1)	200	27,666
Williams Cos., Inc. (The)	900	21,456
		$199,267
Pharmaceuticals — 3.8%
GlaxoSmithKline PLC ADR (1)	600	30,744
Wyeth	500	23,125
		$53,869
REITs — 1.5%
Simon Property Group, Inc.	250	20,710
		$20,710

2

Telecommunications Services — 5.8%
Citizens Communications Co.	1,500	$18,405
Telecom Corp. of New Zealand Ltd. ADR (1)	1,000	31,070
Telefonos de Mexico SA de CV ADR (1)	400	9,496
Telstra Corp. Ltd. ADR (1)	1,500	23,010
		$81,981
Transportation — 1.1%
Burlington Northern Santa Fe Corp.	200	16,024
		$16,024
Utilities - Electric and Gas — 13.5%
E.ON AG ADR (1)	600	22,398
Edison International	300	13,146
Fortum Oyj (1)	800	17,865
General Electric Co.	600	19,650
Pinnacle West Capital Corp.	600	25,566
RWE AG (1)	300	24,714
Scottish and Southern Energy PLC (1)	1,200	22,795
TransAlta Corp. (1)	1,700	35,003
TXU Corp.	200	10,128
		$191,265
Utilities - Water — 2.6%
Severn Trent PLC (1)	1,100	22,413
United Utilities PLC ADR (1)	600	14,664
		$37,077
Total Common Stocks (identified cost $1,342,031)		$1,404,670
Total Investments — 99.2% (identified cost $1,342,031)		$1,404,670
Other Assets, Less Liabilities — 0.8%		$11,489
Net Assets — 100.0%		$1,416,159

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Foreign security.
(2)		Non-income producing security.

3

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	48.92%	$687,188
United Kingdom	15.03	211,152
Canada	6.71	94,269
France	3.38	47,523
Germany	3.35	47,112
Cayman Islands	3.28	46,032
Switzerland	3.23	45,362
Bermuda	2.72	38,169
New Zealand	2.21	31,070
Mexico	2.09	29,290
Australia	1.64	23,010
Italy	1.63	22,829
Spain	1.58	22,264
Sweden	1.53	21,463
Belgium	1.43	20,072
Finland	1.27	17,865
Total	100%	$1,404,670

The Fund did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,342,031
Gross unrealized appreciation	$78,280
Gross unrealized depreciation	(15,641)
Net unrealized appreciation	$62,639

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	March 22, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	March 22, 2006